UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Consumer Discretionary
Central Fund

June 30, 2008

1.851896.101

CDCIP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTO COMPONENTS - 3.1%
Auto Parts & Equipment - 3.1%
Gentex Corp.	194,100	$ 2,802,804
Johnson Controls, Inc.	473,100	13,568,508
		16,371,312
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Fiat SpA	250	4,070
Toyota Motor Corp. sponsored ADR	27,300	2,566,200
		2,570,270
DISTRIBUTORS - 1.1%
Distributors - 1.1%
Li & Fung Ltd.	1,896,000	5,714,322
DIVERSIFIED CONSUMER SERVICES - 2.4%
Education Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	176,900	7,829,594
Princeton Review, Inc. (a)	163,478	1,105,111
Strayer Education, Inc.	17,200	3,596,004
		12,530,709
FOOD & STAPLES RETAILING - 4.3%
Drug Retail - 1.6%
CVS Caremark Corp.	214,300	8,479,851
Food Retail - 0.6%
Susser Holdings Corp. (a)	330,560	3,199,821
Hypermarkets & Super Centers - 2.1%
Costco Wholesale Corp.	160,900	11,285,526
TOTAL FOOD & STAPLES RETAILING		22,965,198
HOTELS, RESTAURANTS & LEISURE - 15.0%
Casinos & Gaming - 4.3%
International Game Technology	431,200	10,771,376
Las Vegas Sands Corp. (a)(d)	161,670	7,669,625
Wynn Resorts Ltd. (d)	56,300	4,580,005
		23,021,006
Hotels, Resorts & Cruise Lines - 1.7%
Carnival Corp. unit	183,400	6,044,864
Royal Caribbean Cruises Ltd.	125,400	2,817,738
		8,862,602
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Leisure Facilities - 0.4%
Life Time Fitness, Inc. (a)(d)	63,700	$ 1,882,335
Restaurants - 8.6%
Burger King Holdings, Inc.	64,200	1,719,918
Darden Restaurants, Inc.	58,000	1,852,520
McDonald's Corp.	570,558	32,076,771
Sonic Corp. (a)	361,600	5,351,680
Starbucks Corp. (a)(d)	306,100	4,818,014
		45,818,903
TOTAL HOTELS, RESTAURANTS & LEISURE		79,584,846
HOUSEHOLD DURABLES - 1.3%
Homebuilding - 0.7%
Centex Corp.	60,000	802,200
Lennar Corp. Class A (d)	50,900	628,106
Pulte Homes, Inc.	222,400	2,141,712
		3,572,018
Household Appliances - 0.6%
Whirlpool Corp. (d)	55,200	3,407,496
TOTAL HOUSEHOLD DURABLES		6,979,514
INTERNET & CATALOG RETAIL - 3.7%
Catalog Retail - 1.0%
Liberty Media Corp. - Interactive Series A (a)	375,900	5,548,284
Internet Retail - 2.7%
Amazon.com, Inc. (a)(d)	161,800	11,864,794
Blue Nile, Inc. (a)(d)	57,761	2,455,998
		14,320,792
TOTAL INTERNET & CATALOG RETAIL		19,869,076
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Art Technology Group, Inc. (a)	173,190	554,208
eBay, Inc. (a)	51,700	1,412,961
Google, Inc. Class A (sub. vtg.) (a)	6,500	3,421,730
		5,388,899
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Polaris Industries, Inc. (d)	51,100	$ 2,063,418
MEDIA - 29.4%
Advertising - 3.2%
Lamar Advertising Co. Class A (a)(d)	99,200	3,574,176
National CineMedia, Inc.	188,785	2,012,448
Omnicom Group, Inc.	259,700	11,655,336
		17,241,960
Broadcasting & Cable TV - 9.5%
Comcast Corp. Class A	1,194,350	22,656,820
Grupo Televisa SA de CV (CPO) sponsored ADR	358,000	8,455,960
Liberty Media Corp. - Entertainment Class A (a)	264,600	6,411,258
The DIRECTV Group, Inc. (a)	401,600	10,405,456
Time Warner Cable, Inc. (a)	91,400	2,420,272
		50,349,766
Movies & Entertainment - 14.5%
Cinemark Holdings, Inc.	100,800	1,316,448
Live Nation, Inc. (a)(d)	238,379	2,522,050
News Corp.:
Class A	700,524	10,535,881
Class B	75,000	1,151,250
Regal Entertainment Group Class A (d)	579,800	8,859,344
The Walt Disney Co.	648,900	20,245,680
Time Warner, Inc.	2,211,300	32,727,239
		77,357,892
Publishing - 2.2%
McGraw-Hill Companies, Inc.	284,700	11,422,164
TOTAL MEDIA		156,371,782
MULTILINE RETAIL - 6.9%
Department Stores - 0.9%
Nordstrom, Inc. (d)	162,500	4,923,750
General Merchandise Stores - 6.0%
Target Corp. (d)	687,581	31,965,641
TOTAL MULTILINE RETAIL		36,889,391
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 23.8%
Apparel Retail - 5.5%
Abercrombie & Fitch Co. Class A	58,200	$ 3,647,976
Citi Trends, Inc. (a)	153,901	3,487,397
Ross Stores, Inc.	142,100	5,047,392
The Buckle, Inc.	25,900	1,184,407
TJX Companies, Inc. (d)	265,352	8,350,627
Tween Brands, Inc. (a)	174,500	2,872,270
Urban Outfitters, Inc. (a)(d)	100,600	3,137,714
Zumiez, Inc. (a)(d)	84,500	1,401,010
		29,128,793
Automotive Retail - 1.8%
Advance Auto Parts, Inc.	116,600	4,527,578
AutoZone, Inc. (a)	39,500	4,779,895
		9,307,473
Home Improvement Retail - 8.7%
Home Depot, Inc. (d)	867,300	20,312,166
Lowe's Companies, Inc.	1,021,400	21,194,050
Sherwin-Williams Co. (d)	105,500	4,845,615
		46,351,831
Homefurnishing Retail - 1.2%
Williams-Sonoma, Inc. (d)	323,300	6,414,272
Specialty Stores - 6.6%
Jo-Ann Stores, Inc. (a)(d)	146,605	3,376,313
PetSmart, Inc.	566,737	11,306,403
Staples, Inc. (d)	709,312	16,846,160
Tiffany & Co., Inc. (d)	92,600	3,773,450
		35,302,326
TOTAL SPECIALTY RETAIL		126,504,695
TEXTILES, APPAREL & LUXURY GOODS - 6.2%
Apparel, Accessories & Luxury Goods - 4.1%
Coach, Inc. (a)(d)	335,300	9,683,464
G-III Apparel Group Ltd. (a)	188,736	2,329,002
Hanesbrands, Inc. (a)	127,900	3,471,206
Polo Ralph Lauren Corp. Class A	37,300	2,341,694
VF Corp.	56,300	4,007,434
		21,832,800
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 2.1%
Iconix Brand Group, Inc. (a)(d)	696,400	$ 8,412,512
NIKE, Inc. Class B	45,500	2,712,255
		11,124,767
TOTAL TEXTILES, APPAREL & LUXURY GOODS		32,957,567
TOTAL COMMON STOCKS (Cost $610,186,176)		526,760,999
Money Market Funds - 21.9%

Fidelity Cash Central Fund, 2.38% (b)	3,710,114	3,710,114
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	112,741,161	112,741,161
TOTAL MONEY MARKET FUNDS (Cost $116,451,275)		116,451,275
TOTAL INVESTMENT PORTFOLIO - 121.0% (Cost $726,637,451)		643,212,274
NET OTHER ASSETS - (21.0)%		(111,451,892)
NET ASSETS - 100%		$ 531,760,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 175,981
Fidelity Securities Lending Cash Central Fund	467,526
Total	$ 643,507
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $728,063,348. Net unrealized depreciation aggregated $84,851,074, of which $33,616,501 related to appreciated investment securities and $118,467,575 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Consumer Staples
Central Fund

June 30, 2008

1.851897.101

CSCIP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BEVERAGES - 33.8%
Brewers - 7.3%
Anadolu Efes Biracilik ve Malt Sanyii AS	156,000	$ 1,350,704
Carlsberg AS Series B	20,900	2,013,292
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	44,200	2,800,070
Heineken NV (Bearer)	128,700	6,553,864
InBev SA	117,400	8,117,148
Molson Coors Brewing Co. Class B	203,620	11,062,675
SABMiller PLC	309,000	7,059,725
		38,957,478
Distillers & Vintners - 4.5%
Brown-Forman Corp. Class B (non-vtg.)	18,250	1,379,153
Constellation Brands, Inc. Class A (sub. vtg.) (a)	284,500	5,650,170
Diageo PLC	446,400	8,178,633
Pernod Ricard SA (d)	78,020	7,961,535
Remy Cointreau SA	23,000	1,249,723
		24,419,214
Soft Drinks - 22.0%
Coca-Cola Amatil Ltd.	197,000	1,324,005
Coca-Cola FEMSA SAB de CV sponsored ADR	97,500	5,498,025
Coca-Cola Hellenic Bottling Co. SA sponsored ADR (d)	101,500	2,747,605
Coca-Cola Icecek AS	143,000	1,319,910
Cott Corp. (a)	400,300	1,272,352
Embotelladora Andina SA sponsored ADR	160,800	2,458,632
Fomento Economico Mexicano SA de CV sponsored ADR	64,000	2,912,640
PepsiCo, Inc.	739,900	47,050,241
The Coca-Cola Co.	1,023,000	53,175,540
		117,758,950
TOTAL BEVERAGES		181,135,642
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	165,400	815,422
FOOD & STAPLES RETAILING - 16.4%
Drug Retail - 8.2%
CVS Caremark Corp. (d)	834,766	33,031,691
Rite Aid Corp. (a)(d)	230,300	366,177
Walgreen Co.	331,900	10,790,069
		44,187,937
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Distributors - 1.1%
Sysco Corp.	185,800	$ 5,111,358
United Natural Foods, Inc. (a)	54,100	1,053,868
		6,165,226
Food Retail - 5.3%
Kroger Co. (d)	512,300	14,790,101
Safeway, Inc.	401,600	11,465,680
SUPERVALU, Inc.	67,300	2,078,897
		28,334,678
Hypermarkets & Super Centers - 1.8%
Wal-Mart Stores, Inc.	168,008	9,442,050
TOTAL FOOD & STAPLES RETAILING		88,129,891
FOOD PRODUCTS - 14.7%
Agricultural Products - 4.1%
Archer Daniels Midland Co.	242,100	8,170,875
Bunge Ltd. (d)	85,800	9,239,802
Corn Products International, Inc.	31,400	1,542,054
SLC Agricola SA	164,000	3,252,994
		22,205,725
Packaged Foods & Meats - 10.6%
Cadbury PLC ADR	16,504	830,481
Groupe Danone	67,600	4,730,242
Kellogg Co.	26,000	1,248,520
Kraft Foods, Inc. Class A	181,500	5,163,675
Lindt & Spruengli AG	50	1,501,078
Marine Harvest ASA (a)(d)	3,210,000	2,351,078
Nestle SA (Reg.) (d)	525,870	23,700,479
Perdigao SA (ON)	34,600	936,436
Sadia SA ADR (d)	43,700	932,558
Tyson Foods, Inc. Class A	75,900	1,133,946
Unilever PLC	463,300	13,163,315
Wimm-Bill-Dann Foods OJSC sponsored ADR	10,500	1,104,810
		56,796,618
TOTAL FOOD PRODUCTS		79,002,343
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 19.1%
Household Products - 19.1%
Colgate-Palmolive Co.	275,500	$ 19,037,050
Procter & Gamble Co.	1,372,902	83,486,170
		102,523,220
PERSONAL PRODUCTS - 4.5%
Personal Products - 4.5%
Avon Products, Inc. (d)	481,411	17,340,424
Bare Escentuals, Inc. (a)(d)	73,830	1,382,836
Estee Lauder Companies, Inc. Class A	29,100	1,351,695
Herbalife Ltd.	74,306	2,879,358
Physicians Formula Holdings, Inc. (a)	136,850	1,279,548
		24,233,861
PHARMACEUTICALS - 0.8%
Pharmaceuticals - 0.8%
Johnson & Johnson	64,200	4,130,628
TOBACCO - 9.2%
Tobacco - 9.2%
Altria Group, Inc.	600,600	12,348,336
British American Tobacco PLC sponsored ADR	267,800	18,545,150
Lorillard, Inc. (a)(d)	18,700	1,293,292
Philip Morris International, Inc.	266,500	13,162,435
Souza Cruz Industria Comerico	146,300	4,163,965
		49,513,178
TOTAL COMMON STOCKS (Cost $480,442,782)		529,484,185
Money Market Funds - 9.7%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	5,820,517	$ 5,820,517
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	46,101,611	46,101,611
TOTAL MONEY MARKET FUNDS (Cost $51,922,128)		51,922,128
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $532,364,910)		581,406,313
NET OTHER ASSETS - (8.4)%		(45,164,869)
NET ASSETS - 100%		$ 536,241,444
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 172,085
Fidelity Securities Lending Cash Central Fund	310,526
Total	$ 482,611
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $533,189,838. Net unrealized appreciation aggregated $48,216,475, of which $66,270,726 related to appreciated investment securities and $18,054,251 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Energy
Central Fund

June 30, 2008

1.851898.101

ENCIP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Albemarle Corp.	105,150	$ 4,196,537
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	13,701	241,412
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	40,612	3,277,388
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	15,100	1,358,396
ELECTRICAL EQUIPMENT - 3.7%
Electrical Components & Equipment - 2.8%
Energy Conversion Devices, Inc. (a)	54	3,977
Evergreen Solar, Inc. (a)	191,800	1,858,542
First Solar, Inc. (a)	10,200	2,782,764
JA Solar Holdings Co. Ltd. ADR (a)(d)	334,500	5,636,325
Q-Cells AG (a)	38,307	3,880,537
Renewable Energy Corp. AS (a)	100,800	2,602,344
Sunpower Corp. Class A (a)(d)	79,602	5,729,752
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	69,400	2,599,724
		25,093,965
Heavy Electrical Equipment - 0.9%
Vestas Wind Systems AS (a)	65,317	8,504,075
TOTAL ELECTRICAL EQUIPMENT		33,598,040
ENERGY EQUIPMENT & SERVICES - 29.5%
Oil & Gas Drilling - 9.9%
Atwood Oceanics, Inc. (a)	67,800	8,430,252
Diamond Offshore Drilling, Inc.	80	11,131
ENSCO International, Inc.	85,700	6,919,418
Helmerich & Payne, Inc.	54,600	3,932,292
Hercules Offshore, Inc. (a)	173,393	6,592,402
Nabors Industries Ltd. (a)	857,411	42,210,344
Noble Corp.	63,930	4,152,893
Patterson-UTI Energy, Inc.	231,205	8,332,628
Pride International, Inc. (a)	104,800	4,955,992
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Rowan Companies, Inc.	106,800	$ 4,992,900
Transocean, Inc. (a)	675	102,863
		90,633,115
Oil & Gas Equipment & Services - 19.6%
BJ Services Co.	330,355	10,551,539
Complete Production Services, Inc. (a)	67,470	2,457,257
Dril-Quip, Inc. (a)	15,000	945,000
Exterran Holdings, Inc. (a)	51,995	3,717,123
FMC Technologies, Inc. (a)	86,600	6,662,138
Fugro NV (Certificaten Van Aandelen) unit	64,920	5,528,038
Halliburton Co.	407,000	21,599,490
NATCO Group, Inc. Class A (a)	18,100	986,993
National Oilwell Varco, Inc. (a)	614,195	54,491,379
Oil States International, Inc. (a)	33,500	2,125,240
ProSafe ASA	271,400	2,686,835
Schlumberger Ltd. (NY Shares)	295,000	31,691,850
Smith International, Inc.	89,973	7,480,355
Superior Energy Services, Inc. (a)	104,100	5,740,074
Tenaris SA sponsored ADR	28,900	2,153,050
Tidewater, Inc.	100	6,503
TSC Offshore Group Ltd. (a)	1,216,000	346,214
Weatherford International Ltd. (a)	392,790	19,478,456
		178,647,534
TOTAL ENERGY EQUIPMENT & SERVICES		269,280,649
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	34,872	2,477,307
Zhongyu Gas Holdings Ltd. (a)	4,720,000	423,739
		2,901,046
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	32,000	1,372,800
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Walter Industries, Inc.	20,100	2,186,277
Common Stocks - continued
	Shares	Value
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Vallourec SA	5,800	$ 2,028,430
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Timminco Ltd. (a)	56,700	1,522,420
OIL, GAS & CONSUMABLE FUELS - 64.1%
Coal & Consumable Fuels - 7.7%
Arch Coal, Inc.	138,515	10,392,780
CONSOL Energy, Inc.	90,186	10,134,201
Foundation Coal Holdings, Inc.	89,600	7,936,768
International Coal Group, Inc. (a)	24,800	323,640
Massey Energy Co.	56,500	5,296,875
Natural Resource Partners LP	3,600	148,320
Peabody Energy Corp.	385,268	33,922,847
PT Bumi Resources Tbk	1,943,000	1,726,919
		69,882,350
Integrated Oil & Gas - 17.8%
Chevron Corp.	110,200	10,924,126
ConocoPhillips	534,200	50,423,138
Exxon Mobil Corp.	375,966	33,133,884
Hess Corp.	194,200	24,506,098
Occidental Petroleum Corp.	276,100	24,810,346
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	246,900	14,307,855
Suncor Energy, Inc.	69,600	4,042,105
		162,147,552
Oil & Gas Exploration & Production - 29.3%
American Oil & Gas, Inc. NV (a)(d)	62,005	243,060
Apache Corp.	28,100	3,905,900
Cabot Oil & Gas Corp.	494,700	33,506,031
Canadian Natural Resources Ltd.	171,000	16,916,309
Chesapeake Energy Corp.	210,600	13,891,176
Comstock Resources, Inc. (a)	24,500	2,068,535
Concho Resources, Inc.	177,956	6,637,759
Continental Resources, Inc.	108,146	7,496,681
Denbury Resources, Inc. (a)	47,300	1,726,450
Encore Acquisition Co. (a)	80,206	6,030,689
EOG Resources, Inc.	969	127,133
EXCO Resources, Inc. (a)	88,647	3,271,961
Goodrich Petroleum Corp. (a)(d)	21,500	1,782,780
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Junex, Inc. (a)	78,900	$ 363,791
Kodiak Oil & Gas Corp. (a)	123,930	565,121
Newfield Exploration Co. (a)	16,300	1,063,575
Nexen, Inc.	132,400	5,281,193
Northern Oil & Gas, Inc. (a)(d)	8,900	118,192
Oil Search Ltd.	197,817	1,289,668
OPTI Canada, Inc. (a)	105,800	2,397,587
Petrohawk Energy Corp. (a)(d)	594,900	27,549,819
Plains Exploration & Production Co. (a)	238,956	17,436,619
Questerre Energy Corp. (a)(d)	85,400	298,253
Quicksilver Resources, Inc. (a)	305,900	11,819,976
Range Resources Corp.	698,135	45,755,768
SandRidge Energy, Inc.	71,500	4,617,470
Southwestern Energy Co. (a)	351,300	16,725,393
Talisman Energy, Inc.	92,800	2,055,647
Ultra Petroleum Corp. (a)	329,299	32,337,162
Vanguard Natural Resources LLC	4,200	67,830
XTO Energy, Inc.	1,500	102,765
		267,450,293
Oil & Gas Refining & Marketing - 7.7%
Frontier Oil Corp.	221,700	5,300,847
Holly Corp.	117,502	4,338,174
Petroplus Holdings AG (a)	22,041	1,179,734
Sunoco, Inc.	394,164	16,038,533
Tesoro Corp.	379,265	7,498,069
Valero Energy Corp.	852,000	35,085,360
Western Refining, Inc. (d)	88,879	1,052,327
		70,493,044
Oil & Gas Storage & Transport - 1.6%
Copano Energy LLC	23,100	779,625
El Paso Pipeline Partners LP	25,800	532,770
Energy Transfer Equity LP	52,142	1,511,597
Williams Companies, Inc.	293,373	11,825,866
		14,649,858
TOTAL OIL, GAS & CONSUMABLE FUELS		584,623,097
TOTAL COMMON STOCKS (Cost $639,690,100)		906,586,492
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	2,417,825	$ 2,417,825
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	36,221,575	36,221,575
TOTAL MONEY MARKET FUNDS (Cost $38,639,400)		38,639,400
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $678,329,500)		945,225,892
NET OTHER ASSETS - (3.6)%		(32,544,063)
NET ASSETS - 100%		$ 912,681,829
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 82,870
Fidelity Securities Lending Cash Central Fund	133,535
Total	$ 216,405
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $679,340,171. Net unrealized appreciation aggregated $265,885,721, of which $307,260,879 related to appreciated investment securities and $41,375,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Financials
Central Fund

June 30, 2008

1.851899.101

FNCIP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CAPITAL MARKETS - 17.9%
Asset Management & Custody Banks - 10.6%
Bank of New York Mellon Corp.	732,500	$ 27,710,475
EFG International	190,330	5,180,321
Fortress Investment Group LLC (d)	176,200	2,170,784
Franklin Resources, Inc.	159,700	14,636,505
GLG Partners, Inc. (d)	237,000	1,848,600
Janus Capital Group, Inc.	214,400	5,675,168
Julius Baer Holding AG	75,273	5,048,525
KKR Private Equity Investors, LP	201,900	2,594,415
Legg Mason, Inc.	26,700	1,163,319
State Street Corp.	242,269	15,502,793
T. Rowe Price Group, Inc.	96,900	5,471,943
The Blackstone Group LP	169,400	3,084,774
		90,087,622
Diversified Capital Markets - 0.3%
Credit Suisse Group sponsored ADR	51,600	2,337,996
Investment Banking & Brokerage - 7.0%
Charles Schwab Corp.	678,300	13,932,282
Goldman Sachs Group, Inc.	108,900	19,046,610
Lazard Ltd. Class A	85,900	2,933,485
Lehman Brothers Holdings, Inc.	623,800	12,357,478
Morgan Stanley	302,600	10,914,782
		59,184,637
TOTAL CAPITAL MARKETS		151,610,255
COMMERCIAL BANKS - 13.5%
Diversified Banks - 8.2%
ICICI Bank Ltd. sponsored ADR	47,100	1,354,596
Kookmin Bank sponsored ADR	31,100	1,819,661
U.S. Bancorp, Delaware (d)	652,700	18,203,803
Wachovia Corp.	579,702	9,002,772
Wells Fargo & Co. (d)	1,645,700	39,085,375
		69,466,207
Regional Banks - 5.3%
Associated Banc-Corp. (d)	430,100	8,296,629
Cathay General Bancorp (d)	330,200	3,589,274
Center Financial Corp., California	52,134	441,575
KeyCorp (d)	584,200	6,414,516
M&T Bank Corp. (d)	66,200	4,669,748
National City Corp.	92,000	438,840
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
PNC Financial Services Group, Inc.	320,900	$ 18,323,390
Wintrust Financial Corp.	125,000	2,981,250
		45,155,222
TOTAL COMMERCIAL BANKS		114,621,429
CONSUMER FINANCE - 4.7%
Consumer Finance - 4.7%
American Express Co. (d)	292,700	11,026,009
Capital One Financial Corp. (d)	281,700	10,707,417
Discover Financial Services	476,650	6,277,481
Dollar Financial Corp. (a)	149,100	2,252,901
SLM Corp. (a)	483,600	9,357,660
		39,621,468
DIVERSIFIED FINANCIAL SERVICES - 16.4%
Other Diversifed Financial Services - 12.7%
Bank of America Corp.	1,329,678	31,739,414
Citigroup, Inc. (d)	1,488,199	24,942,215
JPMorgan Chase & Co.	1,492,700	51,214,535
		107,896,164
Specialized Finance - 3.7%
CIT Group, Inc.	247,000	1,682,070
CME Group, Inc. (d)	38,237	14,652,036
Deutsche Boerse AG	69,000	7,799,763
JSE Ltd.	124,300	865,046
KKR Financial Holdings LLC	418,400	4,393,200
MarketAxess Holdings, Inc. (a)	264,400	1,998,864
		31,390,979
TOTAL DIVERSIFIED FINANCIAL SERVICES		139,287,143
INSURANCE - 28.0%
Insurance Brokers - 0.7%
National Financial Partners Corp. (d)	183,700	3,640,934
Willis Group Holdings Ltd.	82,100	2,575,477
		6,216,411
Life & Health Insurance - 7.0%
AFLAC, Inc.	246,700	15,492,760
MetLife, Inc.	373,900	19,730,703
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
Principal Financial Group, Inc.	247,200	$ 10,374,984
Prudential Financial, Inc.	232,900	13,913,446
		59,511,893
Multi-Line Insurance - 6.9%
American International Group, Inc.	1,527,336	40,413,311
Assurant, Inc.	94,900	6,259,604
Hartford Financial Services Group, Inc.	186,080	12,015,186
		58,688,101
Property & Casualty Insurance - 7.8%
ACE Ltd.	690,140	38,019,813
AMBAC Financial Group, Inc.	49,600	66,464
Argo Group International Holdings, Ltd. (a)	151,790	5,094,072
Axis Capital Holdings Ltd.	96,400	2,873,684
Berkshire Hathaway, Inc. Class A (a)	76	9,177,000
LandAmerica Financial Group, Inc. (d)	62,200	1,380,218
MBIA, Inc. (d)	172,200	755,958
The First American Corp.	110,900	2,927,760
The Travelers Companies, Inc.	65,900	2,860,060
United America Indemnity Ltd. Class A (a)	194,400	2,599,128
		65,754,157
Reinsurance - 5.6%
Everest Re Group Ltd.	302,000	24,072,420
IPC Holdings Ltd.	152,700	4,054,185
Max Capital Group Ltd.	235,000	5,012,550
Montpelier Re Holdings Ltd.	127,498	1,880,596
Platinum Underwriters Holdings Ltd.	198,400	6,469,824
RenaissanceRe Holdings Ltd.	130,500	5,829,435
		47,319,010
TOTAL INSURANCE		237,489,572
IT SERVICES - 0.4%
Data Processing & Outsourced Services - 0.4%
Visa, Inc.	42,700	3,471,937
REAL ESTATE INVESTMENT TRUSTS - 6.8%
Mortgage REITs - 1.5%
Annaly Capital Management, Inc.	664,500	10,306,395
Chimera Investment Corp.	265,800	2,394,858
		12,701,253
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Residential REITs - 0.7%
Equity Lifestyle Properties, Inc.	141,300	$ 6,217,200
Retail REITs - 4.6%
Developers Diversified Realty Corp.	281,900	9,784,749
General Growth Properties, Inc.	406,900	14,253,707
Simon Property Group, Inc.	162,000	14,562,180
		38,600,636
TOTAL REAL ESTATE INVESTMENT TRUSTS		57,519,089
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Management & Development - 1.4%
Meruelo Maddux Properties, Inc. (a)	389,500	849,110
Mitsubishi Estate Co. Ltd.	471,000	10,780,671
		11,629,781
THRIFTS & MORTGAGE FINANCE - 4.7%
Thrifts & Mortgage Finance - 4.7%
Countrywide Financial Corp. (d)	550,500	2,339,625
Fannie Mae (d)	660,786	12,891,935
FirstFed Financial Corp. (a)(d)	55,200	443,808
Freddie Mac (d)	613,900	10,067,960
Hudson City Bancorp, Inc.	521,600	8,700,288
IndyMac Bancorp, Inc. (d)	140,500	78,680
Radian Group, Inc. (d)	192,400	278,980
Washington Mutual, Inc. (d)	962,528	4,745,263
		39,546,539
TOTAL COMMON STOCKS (Cost $1,049,929,694)		794,797,213
Convertible Preferred Stocks - 2.5%

CAPITAL MARKETS - 0.3%
Investment Banking & Brokerage - 0.3%
Lehman Brothers Holdings, Inc. 7.25%	3,550	2,855,727
COMMERCIAL BANKS - 0.7%
Regional Banks - 0.7%
Huntington Bancshares, Inc. 8.50%	3,500	2,450,000
National City Corp.	33	3,148,200
		5,598,200
Convertible Preferred Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
CIT Group, Inc. Series C, 8.75%	8,700	$ 355,656
INSURANCE - 1.2%
Multi-Line Insurance - 1.2%
American International Group, Inc. Series A, 8.50%	175,900	10,494,722
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	50,000	1,925,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,477,500)		21,229,305
Money Market Funds - 21.2%

Fidelity Cash Central Fund, 2.38% (b)	25,906,371	25,906,371
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	153,570,451	153,570,451
TOTAL MONEY MARKET FUNDS (Cost $179,476,822)		179,476,822
TOTAL INVESTMENT PORTFOLIO - 117.5% (Cost $1,255,884,016)		995,503,340
NET OTHER ASSETS - (17.5)%		(148,497,704)
NET ASSETS - 100%		$ 847,005,636
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 950,189
Fidelity Securities Lending Cash Central Fund	635,753
Total	$ 1,585,942
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,265,265,864. Net unrealized depreciation aggregated $269,762,524, of which $48,427,001 related to appreciated investment securities and $318,189,525 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for Fidelity® Floating Rate
Central Fund

June 30, 2008

1.816012.104

FR1-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 89.2%
	Principal Amount	Value

Aerospace - 0.8%
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 4.7089% 5/11/14 (b)	$ 1,138,500	$ 1,081,575
Tranche 2LN, term loan 7.49% 5/11/15 pay-in-kind (b)	860,000	731,000
Sequa Corp. term loan 6.0251% 12/3/14 (b)	9,574,127	9,071,485
TransDigm, Inc. term loan 4.8013% 6/23/13 (b)	9,760,000	9,467,200
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.06% 9/29/13 (b)	1,556,000	1,501,540
Tranche 2LN, term loan 8.56% 3/28/14 (b)	570,000	557,175
		22,409,975
Air Transportation - 0.9%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 4.8994% 4/30/12 (b)	7,761,600	6,209,280
Tranche 2LN, term loan 6.1494% 4/30/14 (b)	7,207,200	4,540,536
Northwest Airlines, Inc. term loan 4.48% 8/21/13 (b)	4,700,000	3,431,000
United Air Lines, Inc. Tranche B, term loan 4.7793% 2/1/14 (b)	4,985,556	3,639,456
US Airways Group, Inc. term loan 4.9825% 3/23/14 (b)	11,880,000	7,603,200
		25,423,472
Automotive - 4.2%
Allison Transmission, Inc. term loan 5.3326% 8/7/14 (b)	10,917,500	9,798,456
AM General LLC:
term loan 8.2325% 4/17/12 (b)	16,870,000	14,002,100
Tranche B, term loan 5.6463% 9/30/13 (b)	11,515,648	10,565,607
5.475% 9/30/12 (b)	444,716	408,027
Ford Motor Co. term loan 5.48% 12/15/13 (b)	25,529,245	20,742,512
General Motors Corp. term loan 5.0588% 11/29/13 (b)	17,713,855	14,702,499
Navistar International Corp.:
term loan 6.2336% 1/19/12 (b)	14,666,667	13,786,667
Credit-Linked Deposit 6.1494% 1/19/12 (b)	5,333,333	5,080,000
Oshkosh Co. Tranche B, term loan 4.412% 12/6/13 (b)	14,662,500	13,599,469
Rexnord Corp. Tranche B, term loan 5.3058% 7/19/13 (b)	4,740,820	4,456,370
Visteon Corp. term loan 7.2% 6/13/13 (b)	9,000,000	7,020,000
		114,161,707
Floating Rate Loans (c) - continued
	Principal Amount	Value
Broadcasting - 2.1%
Nexstar Broadcasting, Inc. Tranche B, term loan 4.5987% 10/1/12 (b)	$ 5,433,256	$ 5,052,928
Univision Communications, Inc.:
Tranche 1LN, term loan 5.1242% 9/29/14 (b)	40,335,000	32,873,025
Tranche 2LN, term loan 4.9825% 3/29/09 (b)	5,778,750	5,562,047
VNU, Inc. term loan 4.7344% 8/9/13 (b)	16,001,958	14,881,821
		58,369,821
Cable TV - 4.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.9% 3/6/14 (b)	67,011,990	58,635,491
CSC Holdings, Inc. Tranche B, term loan 4.225% 3/31/13 (b)	35,286,879	33,434,318
Discovery Communications, Inc. term loan 4.8006% 5/14/14 (b)	14,886,155	14,588,432
Liberty Cablevision of Puerto Rico LTC term loan 4.7763% 6/15/14 (b)	2,029,500	1,745,370
NTL Cable PLC Tranche B, term loan 4.9367% 1/10/13 (b)	3,471,655	3,332,788
San Juan Cable, Inc. Tranche 1, term loan 4.68% 10/31/12 (b)	5,408,941	4,786,913
UPC Broadband Holding BV Tranche N1, term loan 4.2094% 12/31/14 (b)	19,133,990	18,081,621
		134,604,933
Capital Goods - 1.9%
Amsted Industries, Inc.:
term loan 4.7196% 4/5/13 (b)	3,556,673	3,458,865
Tranche DD, term loan 4.791% 4/5/13 (b)	2,301,785	2,238,486
Ashtead Group PLC term loan 4.5% 8/31/11 (b)	5,532,000	5,227,740
Baker Tanks, Inc. Tranche C, term loan 5.4302% 5/8/14 (b)	1,465,200	1,289,376
Chart Industries, Inc. Tranche B, term loan 4.4847% 10/17/12 (b)	226,667	218,733
Dresser, Inc.:
Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (b)	12,505,000	12,036,063
Tranche B 1LN, term loan 5.215% 5/4/14 (b)	8,148,288	7,822,357
EnergySolutions, Inc.:
Credit-Linked Deposit 4.74% 6/7/13 (b)	370,716	359,595
term loan 7.0988% 6/7/13 (b)	8,555,643	8,298,973
Flowserve Corp. term loan 4.3125% 8/10/12 (b)	1,178,748	1,140,439
Floating Rate Loans (c) - continued
	Principal Amount	Value
Capital Goods - continued
Invensys International Holding Ltd. term loan 4.71% 12/15/10 (b)	$ 1,578,071	$ 1,420,264
Kinetek Industries, Inc. Tranche B, term loan 5.1096% 11/10/13 (b)	1,221,400	1,123,688
Polypore, Inc. Tranche B, term loan 4.74% 7/3/14 (b)	8,160,400	7,854,385
		52,488,964
Chemicals - 0.8%
Foamex LP Tranche 1LN, term loan 5.9513% 2/12/13 (b)	7,651,624	6,312,589
Lyondell Chemical Co. Tranche A, term loan 5.9625% 12/20/13 (b)	9,240,000	7,992,600
Solutia, Inc. term loan 8.5% 2/28/14 (b)	7,636,625	7,388,435
		21,693,624
Consumer Products - 2.0%
Amscan Holdings, Inc. term loan 4.8939% 5/25/13 (b)	6,448,375	5,674,570
Fender Musical Instrument Corp.:
term loan 5.1676% 6/9/14 (b)	6,219,667	5,690,995
Tranche DD, term loan 6.97% 6/9/14 (b)	3,133,333	2,867,000
Huish Detergents, Inc. Tranche B 1LN, term loan 4.81% 4/26/14 (b)	9,504,000	8,601,120
Jarden Corp.:
term loan 4.5506% 1/24/12 (b)	4,988,551	4,751,595
Tranche B2, term loan 4.5506% 1/24/12 (b)	1,285,715	1,221,429
KIK Custom Products, Inc. Tranche 1LN, term loan 5.17% 5/31/14 (b)	7,880,450	5,910,338
Simmons Bedding Co. Tranche D, term loan 5.5864% 12/19/11 (b)	4,461,139	4,148,859
Spectrum Brands, Inc.:
Tranche B1, term loan 6.6328% 3/30/13 (b)	7,975,634	7,377,461
6.4594% 3/30/13 (b)	402,739	372,533
Sports Authority, Inc. Tranche B, term loan 5.0506% 5/3/13 (b)	9,661,712	7,825,987
		54,441,887
Containers - 1.5%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (b)	14,000,000	13,755,000
Crown Holdings, Inc.:
term loan B 4.4256% 11/15/12 (b)	1,960,000	1,930,600
Tranche B, term loan 4.4256% 11/15/12 (b)	11,123,000	10,956,155
Owens-Brockway Glass Container, Inc. Tranche B, term loan 3.9769% 6/14/13 (b)	15,028,048	14,689,917
		41,331,672
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Financial Services - 4.6%
AlixPartners LLP Tranche B, term loan 4.71% 10/12/13 (b)	$ 17,388,892	$ 16,910,697
AX Acquisition Corp. Tranche B1, term loan 5.9375% 8/15/14 (b)	7,771,275	7,304,999
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 6.78% 8/3/12 (b)	14,950,781	12,259,641
Tranche 2LN, term loan 9.28% 8/3/13 (b)	17,170,000	11,675,600
Lender Processing Services, Inc. Tranche B, term loan 4.9625% 6/30/14 (b)	8,355,000	8,334,113
LPL Investment Holdings, Inc. Tranche D, term loan 4.6737% 6/28/13 (b)	9,850,313	9,308,545
MSCI, Inc. term loan 5.3994% 11/20/14 (b)	1,154,200	1,151,315
Nuveen Investments, Inc. term loan 5.4825% 11/13/14 (b)	23,940,000	22,324,050
Royalty Pharma Finance Trust Tranche B, term loan 4.9463% 4/16/13 (b)	23,368,483	23,223,598
Tempus Public Foundation Generation Holdings LLC:
revolver loan 4.6963% 12/15/13 (b)	584,903	564,431
Tranche 1LN, term loan 4.8006% 12/15/13 (b)	9,208,679	8,886,375
Tranche 2LN, term loan 7.0506% 12/15/14 (b)	2,445,000	2,200,500
4.6963% 12/15/13 (b)	1,865,840	1,800,536
		125,944,400
Diversified Media - 0.6%
Advanstar, Inc. Tranche 1LN, term loan 5.0506% 5/31/14 (b)	4,742,100	3,888,522
Advantage Sales & Marketing LLC term loan 4.6808% 3/29/13 (b)	2,218,969	2,085,831
Muzak Holdings LLC term loan 6.65% 1/15/09 (b)	4,886,650	4,550,693
NextMedia Operating, Inc.:
Tranche 1, term loan 6.4782% 11/18/12 (b)	506,806	463,727
Tranche 2, term loan 10.86% 11/18/13 (b)	3,000,000	2,340,000
Quebecor Media, Inc. Tranche B, term loan 4.7131% 1/17/13 (b)	2,521,950	2,433,682
		15,762,455
Electric Utilities - 7.5%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (b)	1,886,483	1,716,700
term loan 5.8006% 3/30/14 (b)	8,868,119	8,069,989
Bicent Power LLC Tranche 2LN, term loan 6.7% 12/31/14 (b)	7,570,000	6,131,700
Floating Rate Loans (c) - continued
	Principal Amount	Value
Electric Utilities - continued
Calpine Corp. Tranche D, term loan 5.685% 3/29/14 (b)	$ 18,998,194	$ 18,143,276
Coleto Creek WLE LP:
LOC 5.5063% 6/28/13 (b)	1,762,833	1,621,807
term loan 5.5506% 6/28/13 (b)	10,823,637	9,957,746
Dynegy Holdings, Inc. 3.9825% 4/2/13 (b)	3,000,000	2,790,000
Energy Investors Funds term loan 4.4626% 4/11/14 (b)	3,896,222	3,545,562
MACH Gen LLC:
term loan 4.6381% 2/22/14 (b)	2,353,063	2,270,705
4.8006% 2/22/13 (b)	247,500	238,838
Mirant North America LLC term loan 4.2325% 1/3/13 (b)	10,875,515	10,440,495
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (b)	21,654,351	20,300,954
4.4506% 2/1/13 (b)	10,607,118	9,944,173
NSG Holdings LLC:
term loan 4.28% 6/15/14 (b)	4,231,990	3,904,011
4.28% 6/15/14 (b)	579,592	534,673
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.1676% 10/10/14 (b)	9,000,000	8,246,250
Tranche B2, term loan 6.2346% 10/10/14 (b)	86,784,220	80,166,923
Tranche B3, term loan 6.2623% 10/10/14 (b)	18,736,454	17,307,799
		205,331,601
Energy - 2.6%
Alon USA, Inc. term loan 4.785% 8/4/13 (b)	2,120,946	1,824,014
Antero Resources Corp. Tranche 2LN, term loan 7.2% 4/12/14 (b)	10,000,000	9,025,000
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (b)	810,811	754,054
Tranche D, term loan 5.4495% 12/28/13 (b)	2,631,130	2,446,951
Compagnie Generale de Geophysique SA term loan 4.6568% 1/12/14 (b)	4,634,408	4,553,306
Express Energy Services LLC term loan 7.9463% 2/23/13 (b)	9,880,102	9,682,500
Helix Energy Solutions Group, Inc. term loan 4.6955% 7/1/13 (b)	2,522,488	2,446,813
Hercules Offshore, Inc. term loan 4.45% 7/11/13 (b)	3,741,725	3,629,473
Nebraska Energy, Inc.:
Tranche 2LN, term loan 7.125% 5/1/14 (b)	8,170,000	7,189,600
Tranche B 1LN, term loan 5.04% 11/1/13 (b)	12,922,179	12,017,626
Tranche B, Credit-Linked Deposit 5.25% 11/1/13 (b)	1,587,480	1,476,356
Floating Rate Loans (c) - continued
	Principal Amount	Value
Energy - continued
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.6963% 10/31/12 (b)	$ 1,677,696	$ 1,639,948
term loan 4.6539% 10/31/12 (b)	2,955,122	2,888,632
Venoco, Inc. Tranche 2LN, term loan 6.6875% 5/7/14 (b)	5,150,000	4,995,500
Western Refining, Inc. term loan 4.6494% 5/30/14 (b)	5,956,971	5,584,661
		70,154,434
Entertainment/Film - 1.4%
LodgeNet Entertainment Corp. term loan 4.7% 4/4/14 (b)	5,419,552	4,972,439
MGM Holdings II, Inc.:
term loan 6.0506% 4/8/12 (b)	4,982,349	4,035,702
Tranche B, term loan 6.0506% 4/8/12 (b)	18,691,572	15,140,173
National CineMedia LLC term loan 4.54% 2/13/15 (b)	16,210,000	14,872,675
		39,020,989
Environmental - 0.5%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (b)	2,938,914	2,909,525
term loan 4.2683% 3/28/14 (b)	6,153,593	6,092,057
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 5.0506% 2/5/13 (b)	5,071,285	4,133,097
Synagro Technologies, Inc. Tranche 1LN, term loan 4.6906% 4/2/14 (b)	217,800	188,136
		13,322,815
Food and Drug Retail - 1.7%
GNC Corp. term loan 4.9455% 9/16/13 (b)	15,471,467	14,233,750
Rite Aid Corp. Tranche ABL, term loan 4.2266% 6/4/14 (b)	36,049,650	31,723,692
		45,957,442
Food/Beverage/Tobacco - 2.0%
Advance Food Co.:
Tranche 1LN, term loan 4.56% 3/16/14 (b)	2,434,736	2,197,349
Tranche DD 1LN, term loan 4.45% 3/16/14 (b)	210,277	189,775
Bolthouse Farms, Inc. Tranche 1, term loan 5% 12/16/12 (b)	4,417,081	4,240,398
Culligan International Co. Tranche 1LN, term loan 4.9134% 11/24/12 (b)	14,478,346	10,424,409
Dean Foods Co. Tranche B, term loan 4.1944% 4/2/14 (b)	19,750,000	18,663,750
Jetro Holdings, Inc. term loan 4.95% 7/2/14 (b)	18,748,781	17,530,110
		53,245,791
Floating Rate Loans (c) - continued
	Principal Amount	Value
Gaming - 4.0%
Alliance Gaming Corp. term loan 7.3638% 9/5/09 (b)	$ 994,284	$ 989,312
Centaur Gaming LLC:
term loan 10/30/12 (d)	2,192,982	1,929,825
Tranche 1LN, term loan 6.8006% 10/30/12 (b)	10,307,018	9,070,175
Tranche 2LN, term loan 10.3006% 10/30/12 (b)	4,500,000	3,510,000
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (b)	7,190,000	6,327,200
Greenwood Racing, Inc. term loan 4.64% 11/28/11 (b)	6,065,879	5,641,267
Harrah's Entertainment, Inc. Tranche B1, term loan 5.92% 1/28/15 (b)	7,481,250	6,789,234
Kerzner International Ltd.:
term loan 5.7788% 9/1/13 (b)	25,340,336	20,779,075
Class DD, term loan 6.414% 9/1/13 (b)	12,924,353	10,597,969
PITG Gaming Investor Holdings LLC term loan 9.8% 5/19/49 (b)	5,780,000	4,624,000
Venetian Macau Ltd. Tranche B, term loan:
5.06% 5/26/12 (b)	6,132,430	5,948,457
5.06% 5/26/13 (b)	14,146,550	13,722,154
Venetian Macau US Finance, Inc. Tranche B, term loan 5.06% 5/25/13 (b)	19,087,000	18,514,390
		108,443,058
Healthcare - 10.8%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.6936% 2/7/12 (b)	9,536,157	9,297,753
Bausch & Lomb, Inc. term loan:
6.0506% 4/26/15 (b)(d)	1,800,000	1,759,500
6.0506% 4/26/15 (b)	7,164,000	7,002,810
Community Health Systems, Inc.:
term loan 4.8591% 7/25/14 (b)	34,611,683	32,534,982
Tranche DD, term loan 7/25/14 (d)	1,770,748	1,664,503
Concentra Operating Corp. Tranche B 1LN, term loan 5.0506% 6/25/14 (b)	4,207,500	3,702,600
DaVita, Inc. Tranche B1, term loan 4.1055% 10/5/12 (b)	9,045,432	8,638,387
Fenwal, Inc.:
Tranche 1LN, term loan 4.8994% 2/28/14 (b)	4,123,835	3,670,213
Tranche DD 1LN, term loan 2/28/14 (d)	696,020	619,458
Graceway Pharmaceuticals LLC:
Tranche B 1LN, term loan 5.5506% 5/3/12 (b)	4,117,095	3,540,702
Tranche B 2LN, term loan 9.3006% 5/3/13 (b)	5,000,000	3,800,000
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (b)	89,521,682	84,042,951
HealthSouth Corp. term loan 5.29% 3/10/13 (b)	12,351,564	11,641,349
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
IASIS Healthcare Corp.:
term loan 4.4825% 3/15/14 (b)	$ 7,333,425	$ 6,893,420
Tranche DD, term loan 4.4825% 3/15/14 (b)	2,537,444	2,385,198
4.4706% 3/15/14 (b)	676,652	636,053
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 4.8111% 6/26/14 (b)	15,463,825	14,690,634
Manor Care, Inc. term loan 4.9825% 12/21/14 (b)	9,522,949	8,856,342
Mylan, Inc. Tranche B, term loan 5.75% 10/2/14 (b)	15,268,263	15,039,239
National Mentor, Inc.:
Credit-Linked Deposit 7.32% 6/29/13 (b)	282,143	243,348
Tranche B, term loan 4.81% 6/29/13 (b)	4,623,500	3,987,769
National Renal Institutes, Inc. term loan 5.0506% 3/31/13 (b)	9,272,939	8,160,187
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (b)	20,733,205	18,530,302
Renal Advantage, Inc. Tranche B, term loan 5.2796% 9/30/12 (b)	3,668,299	3,411,518
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 5.2232% 6/15/14 (b)	9,900,000	8,860,500
Tranche 2LN, term loan 8.4588% 6/15/15 (b)	8,000,000	6,720,000
Stiefel Laboratories, Inc. term loan 4.9656% 12/28/13 (b)	7,649,500	7,343,520
Sun Healthcare Group, Inc.:
Tranche B, term loan 4.7892% 4/19/14 (b)	2,105,678	1,958,281
Tranche DD, term loan 4.9122% 4/19/14 (b)	295,298	274,627
4.6963% 4/19/13 (b)	477,931	444,476
Team Health, Inc. term loan 4.698% 11/22/12 (b)	6,456,891	5,891,913
U.S. Oncology, Inc. Tranche C, term loan 5.5506% 8/20/11 (b)	501,468	486,424
VWR Funding, Inc. term loan 4.9825% 6/29/14 (b)	10,000,000	9,150,000
		295,878,959
Homebuilding/Real Estate - 2.1%
Capital Automotive (REIT) Tranche B, term loan 4.21% 12/16/10 (b)	15,577,382	14,993,231
CB Richard Ellis Group, Inc. Tranche B, term loan 3.9788% 12/20/13 (b)	8,677,273	8,026,477
General Growth Properties, Inc. Tranche A1, term loan 3.6% 2/24/10 (b)	13,560,526	12,204,474
Realogy Corp.:
Credit-Linked Deposit 5.71% 10/10/13 (b)	3,960,452	3,346,582
Tranche B, term loan 5.475% 10/10/13 (b)	14,710,251	12,430,162
Tishman Speyer Properties term loan 4.23% 12/27/12 (b)	7,780,000	6,535,200
		57,536,126
Floating Rate Loans (c) - continued
	Principal Amount	Value
Hotels - 0.2%
Fontainebleau Florida Hotel LLC:
Tranche B, term loan 5.9219% 6/6/14 (b)	$ 4,615,708	$ 3,981,048
Tranche DD, term loan 6/6/14 (d)	2,307,854	1,990,524
		5,971,572
Insurance - 0.3%
USI Holdings Corp. Tranche B, term loan 5.56% 5/4/14 (b)	8,480,600	7,844,555
Leisure - 2.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5.0974% 6/8/12 (b)	4,432,500	4,166,550
AMF Bowling Worldwide, Inc. Tranche B, term loan 5.2205% 6/8/13 (b)	4,841,100	3,872,880
Intrawest Resorts term loan 5.8854% 10/23/08 (b)	26,930,856	25,584,313
London Arena & Waterfront Finance LLC Tranche A, term loan 5.2863% 3/8/12 (b)	3,548,325	3,335,426
Six Flags, Inc. Tranche B, term loan 4.8733% 4/30/15 (b)	7,215,622	6,349,747
Southwest Sports Group, Inc. Tranche B, term loan 5.31% 12/22/10 (b)	11,260,000	9,683,600
Universal City Development Partners Ltd. term loan 4.4107% 6/9/11 (b)	9,042,501	8,771,226
		61,763,742
Metals/Mining - 0.7%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 4.5506% 10/26/12 (b)	1,091,025	1,063,749
Compass Minerals Tranche B, term loan 4.5754% 12/22/12 (b)	4,070,755	3,928,279
Noranda Aluminium Acquisition Corp. Tranche B, term loan 4.7188% 5/18/14 (b)	2,226,927	2,137,850
Oxbow Carbon LLC:
Tranche B, term loan 4.4365% 5/8/14 (b)	10,906,391	10,252,008
Tranche DD, term loan 4.8006% 5/8/14 (b)	737,199	692,967
		18,074,853
Paper - 1.9%
Domtar Corp. Tranche B, term loan 3.8575% 3/7/14 (b)	4,324,493	4,162,324
Georgia-Pacific Corp. Tranche B1, term loan 4.4487% 12/23/12 (b)	20,479,377	19,301,813
Graphic Packaging International, Inc. Tranche C, term loan 5.5362% 5/16/14 (b)	9,591,800	9,256,087
NewPage Corp. term loan 6.5655% 12/21/14 (b)	15,929,950	15,770,651
Floating Rate Loans (c) - continued
	Principal Amount	Value
Paper - continued
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 4.6838% 11/1/10 (b)	$ 655,111	$ 625,631
Tranche B, term loan 4.6371% 11/1/11 (b)	734,293	701,250
Tranche C, term loan 4.6443% 11/1/11 (b)	1,673,809	1,606,856
Tranche C1, term loan 4.5% 11/1/11 (b)	437,766	426,822
		51,851,434
Publishing/Printing - 2.7%
Cenveo Corp.:
term loan 4.5513% 6/21/13 (b)	7,798,122	7,310,740
Tranche DD, term loan 4.5513% 6/21/13 (b)	258,756	242,584
MediMedia USA, Inc. Tranche B, term loan 5.8057% 10/5/13 (b)	1,011,975	946,197
The Reader's Digest Association, Inc. term loan 4.6015% 3/2/14 (b)	6,997,485	6,017,837
Thomson Learning, Inc. term loan 4.98% 7/5/14 (b)	31,760,000	28,742,800
Tribune Co. term loan 5.4775% 6/4/09 (b)	23,666,667	22,660,833
Yell Group PLC Tranche B1, term loan 4.4825% 2/10/13 (b)	7,120,000	6,265,600
		72,186,591
Railroad - 0.4%
Helm Holding Corp. Tranche 1, term loan 4.8907% 7/8/11 (b)	1,233,316	1,165,484
Kansas City Southern Railway Co. Tranche B, term loan 4.6774% 4/28/13 (b)	11,017,738	10,466,851
		11,632,335
Restaurants - 0.6%
Del Taco Tranche B, term loan 8.2% 3/29/13 (b)	5,822,058	4,482,985
NPC International, Inc. term loan 4.4936% 5/3/13 (b)	2,130,093	1,959,686
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (b)	802,388	682,030
term loan 5.125% 6/14/14 (b)	9,668,473	8,218,202
		15,342,903
Services - 4.8%
Adesa, Inc. term loan 4.95% 10/20/13 (b)	10,899,950	9,809,955
Affinion Group Holdings, Inc. term loan 9.2669% 3/1/12 (b)	5,000,000	4,175,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
ARAMARK Corp.:
Credit-Linked Deposit 4.7213% 1/26/14 (b)	$ 1,370,439	$ 1,288,213
term loan 4.6756% 1/26/14 (b)	21,567,405	20,273,360
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.15% 4/19/12 (b)	5,245,946	4,760,696
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 5.0718% 2/7/14 (b)	2,015,597	1,849,310
Bright Horizons Family Solutions, Inc. Tranche B, term loan 7.5% 5/28/15 (b)	2,600,000	2,548,000
Central Parking Corp.:
Tranche 2LN, term loan 7.4375% 11/22/14 (b)	1,950,000	1,755,000
Tranche B 1LN, term loan 4.927% 5/22/14 (b)	4,772,042	4,390,278
5.125% 5/22/14 (b)	3,236,777	2,977,834
Coinmach Service Corp. Tranche B, term loan 5.7033% 11/16/14 (b)	24,054,561	22,551,151
Educate, Inc.:
Tranche 1LN, term loan 5.1551% 6/14/13 (b)	918,521	845,039
Tranche 2LN, term loan 8.06% 6/14/14 (b)	2,700,000	2,268,000
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 4.5625% 6/1/13 (b)	11,097,475	10,209,677
Florida Career College Holdings, Inc. Tranche B, term loan 5.5583% 6/7/13 (b)	8,976,923	7,854,808
Hertz Corp.:
Credit-Linked Deposit 4.3488% 12/21/12 (b)	1,904,797	1,804,795
Tranche B, term loan 4.2305% 12/21/12 (b)	11,268,694	10,677,087
McJunkin Corp. term loan 6.0506% 1/31/14 (b)	2,826,950	2,742,142
Rural/Metro Corp.:
Credit-Linked Deposit 5.7% 3/4/11 (b)	2,671,273	2,510,997
term loan 6.3441% 3/4/11 (b)	3,416,856	3,211,844
Sedgwick CMS Holdings, Inc. Tranche B, term loan 5.0506% 1/31/13 (b)	1,217,876	1,156,982
URS Corp. Tranche B, term loan 5.3081% 5/15/13 (b)	1,488,863	1,477,696
West Corp. term loan 5.0924% 10/24/13 (b)	11,759,890	10,701,500
		131,839,364
Specialty Retailing - 1.1%
Burlington Coat Factory Warehouse Corp. term loan 4.9% 5/28/13 (b)	4,848,928	3,976,121
Claire's Stores, Inc. term loan 5.4452% 5/29/14 (b)	11,865,075	8,602,180
Michaels Stores, Inc. term loan 4.8716% 10/31/13 (b)	10,889,447	9,038,241
Sally Holdings LLC Tranche B, term loan 5.0902% 11/16/13 (b)	8,076,150	7,793,485
		29,410,027
Floating Rate Loans (c) - continued
	Principal Amount	Value
Steels - 0.4%
Edgen Murray Corp. term loan 5.3798% 5/11/14 (b)	$ 9,405,000	$ 7,335,900
Tube City IMS Corp.:
term loan 5.0506% 1/25/14 (b)	4,617,958	4,202,341
5.0506% 1/25/14 (b)	566,838	515,823
		12,054,064
Super Retail - 2.0%
Dollar General Corp.:
Tranche B1, term loan 5.6494% 7/6/14 (b)	16,060,000	14,855,500
Tranche B2, term loan 5.3018% 7/6/14 (b)	6,740,000	6,133,400
Harbor Freight Tools USA, Inc. Tranche C, term loan 4.7325% 2/12/13 (b)	1,191,990	1,048,951
J. Crew Group, Inc. term loan 5.0347% 5/15/13 (b)	3,042,105	2,844,368
PETCO Animal Supplies, Inc. term loan 5.0221% 10/26/13 (b)	10,933,500	10,058,820
Toys 'R' US, Inc. term loan 5.4594% 12/9/08 (b)	19,400,000	18,236,000
		53,177,039
Technology - 7.1%
Affiliated Computer Services, Inc.:
term loan 4.4825% 3/20/13 (b)	4,492,331	4,346,330
Tranche B2, term loan 4.4653% 3/20/13 (b)	4,906,250	4,746,797
First Data Corp. Tranch B3, term loan 5.5518% 9/24/14 (b)	2,977,500	2,731,856
Flextronics International Ltd.:
Tranche B-A, term loan 4.947% 10/1/14 (b)	23,477,839	21,482,223
Tranche B-A1, term loan 4.9631% 10/1/14 (b)	6,731,002	6,158,867
Freescale Semiconductor, Inc. term loan 4.2094% 12/1/13 (b)	41,081,619	36,768,049
Information Resources, Inc. Tranche B, term loan 4.4269% 5/16/14 (b)	5,044,703	4,388,892
Intergraph Corp.:
Tranche 1LN, term loan 4.6456% 5/29/14 (b)	16,832,753	16,117,361
Tranche 2LN, term loan 8.6456% 11/29/14 (b)	7,615,000	7,367,513
IPC Systems, Inc. Tranche 2LN, term loan 8.0625% 5/31/15 (b)	4,000,000	2,720,000
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (b)	15,737,796	14,557,461
Tranche 2LN, term loan 8.5506% 6/11/15 (b)	30,920,000	26,436,600
Macrovision Solutions Corp. Tranche B, term loan 7.25% 5/1/13 (b)	9,840,000	9,790,800
Serena Software, Inc. term loan 4.68% 3/10/13 (b)	7,013,333	6,399,667
Floating Rate Loans (c) - continued
	Principal Amount	Value
Technology - continued
SS&C Technologies, Inc. term loan 4.7814% 11/23/12 (b)	$ 6,627,774	$ 6,263,247
SunGard Data Systems, Inc. term loan 4.5075% 2/28/14 (b)	23,976,442	22,657,738
		192,933,401
Telecommunications - 6.9%
Alltel Communications, Inc.:
Tranche B1, term loan 5.2319% 5/17/15 (b)	6,565,000	6,433,700
Tranche B2, term loan 5.5638% 5/16/15 (b)	9,591,800	9,399,964
Asurion Corp.:
Tranche 1LN, term loan 5.7844% 7/3/14 (b)	17,000,000	15,810,000
Tranche 2LN, term loan 9.0902% 7/3/15 (b)	5,000,000	4,587,500
Crown Castle International Corp. Tranche B, term loan 4.3006% 3/6/14 (b)	5,125,125	4,856,056
Digicel International Finance Ltd. term loan 5.3125% 3/30/12 (b)	16,500,000	15,716,250
Hawaiian Telcom Communications, Inc. Tranche C, term loan 5.31% 6/1/14 (b)	5,743,131	4,738,083
Intelsat Bermuda Ltd. term loan 5.2% 2/1/14 (b)	4,000,000	4,020,000
Intelsat Ltd.:
term loan 5.7831% 2/1/14 (b)	11,613,189	10,219,607
Tranche B, term loan 5.1838% 7/3/13 (b)	11,050,000	10,746,125
Knology, Inc. term loan 4.9338% 4/6/12 (b)	9,292,858	8,735,287
Leap Wireless International, Inc. Tranche B, term loan 6.3006% 6/16/13 (b)	7,643,252	7,519,431
Level 3 Communications, Inc. term loan 4.8934% 3/13/14 (b)	21,000,000	19,110,000
MetroPCS Wireless, Inc. Tranche B, term loan 4.9886% 11/3/13 (b)	6,958,742	6,662,995
NTELOS, Inc. Tranche B1, term loan 5.27% 8/24/11 (b)	7,412,809	7,190,424
Nuvox, Inc. Tranche B, term loan 6.0263% 5/31/14 (b)	3,227,400	2,807,838
Paetec Communications, Inc. Tranche B, term loan 4.9825% 2/28/13 (b)	3,616,166	3,444,398
PanAmSat Corp.:
Tranche B2 A, term loan 5.1838% 1/3/14 (b)	2,793,893	2,647,214
Tranche B2 B, term loan 5.1838% 1/3/14 (b)	2,793,053	2,646,418
Tranche B2 C, term loan 5.1838% 1/3/14 (b)	2,793,053	2,646,418
Telesat Holding, Inc. term loan:
5.8412% 10/31/14 (b)	21,999,685	21,147,197
5.8957% 10/31/14 (b)(d)	1,887,937	1,814,779
Floating Rate Loans (c) - continued
	Principal Amount	Value
Wind Telecomunicazioni SpA term loan 9.9838% 12/12/11 pay-in-kind (b)	$ 8,764,704	$ 8,258,588
Windstream Corp. Tranche B1, term loan 4.22% 7/17/13 (b)	7,287,500	7,014,219
		188,172,491
Textiles & Apparel - 0.9%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.6377% 9/5/13 (b)	3,486,607	3,368,934
Iconix Brand Group, Inc. term loan 5.06% 4/30/13 (b)	8,134,481	7,666,748
Levi Strauss & Co. term loan 4.6981% 4/4/14 (b)	15,750,000	13,781,250
		24,816,932
TOTAL FLOATING RATE LOANS (Cost $2,598,282,657)		2,432,595,428
Nonconvertible Bonds - 6.5%

Automotive - 0.8%
Ford Motor Credit Co. LLC 7.1631% 4/15/12 (b)	7,310,000	$ 6,871,400
GMAC LLC 3.9256% 5/15/09 (b)	15,000,000	14,137,500
		21,008,900
Broadcasting - 0.1%
Paxson Communications Corp. 5.9631% 1/15/12 (a)(b)	5,000,000	4,000,000
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	1,760,000	1,698,400
Capital Goods - 0.2%
Esco Corp. 6.6513% 12/15/13 (a)(b)	5,250,000	4,935,000
Diversified Financial Services - 0.3%
Residential Capital LLC 8.5% 5/15/10 (a)	10,100,000	8,484,000
Energy - 0.7%
Energy Partners Ltd. 7.8381% 4/15/13 (b)	7,500,000	6,768,750
SandRidge Energy, Inc. 6.3225% 4/1/14 (a)(b)	12,000,000	11,550,000
		18,318,750
Gaming - 0.8%
Chukchansi Economic Development Authority 6.3275% 11/15/12 (a)(b)	8,886,000	7,397,595
Nonconvertible Bonds - continued
	Principal Amount	Value
Harrah's Operating Co., Inc. 5.5% 7/1/10	$ 14,500,000	$ 12,959,375
Snoqualmie Entertainment Authority 6.9363% 2/1/14 (a)(b)	3,985,000	2,928,975
		23,285,945
Insurance - 0.1%
USI Holdings Corp. 6.5506% 11/15/14 (a)(b)	3,050,000	2,592,500
Leisure - 0.3%
Universal City Florida Holding Co. I/II 7.6228% 5/1/10 (b)	7,990,000	7,730,325
Metals/Mining - 0.9%
FMG Finance Property Ltd. 6.6819% 9/1/11 (a)(b)	13,480,000	13,614,800
Freeport-McMoRan Copper & Gold, Inc. 5.8825% 4/1/15 (b)	9,420,000	9,420,000
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (b)	3,510,000	3,027,375
		26,062,175
Services - 0.2%
ARAMARK Corp. 6.3728% 2/1/15 (b)	5,000,000	4,675,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.1756% 5/15/14 (b)	1,810,000	1,402,750
		6,077,750
Technology - 1.3%
Avago Technologies Finance Ltd. 8.1819% 6/1/13 (b)	1,000,000	997,500
Freescale Semiconductor, Inc. 6.6513% 12/15/14 (b)	18,925,000	14,761,500
Nortel Networks Corp. 6.9631% 7/15/11 (b)	8,680,000	8,246,000
NXP BV 5.4631% 10/15/13 (b)	13,280,000	11,719,600
		35,724,600
Telecommunications - 0.6%
Qwest Corp. 6.0263% 6/15/13 (b)	10,540,000	10,118,400
Rural Cellular Corp. 5.6819% 6/1/13 (b)	6,000,000	6,015,000
		16,133,400
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.5081% 12/15/14 (a)(b)	1,880,000	1,757,800
TOTAL NONCONVERTIBLE BONDS (Cost $188,485,978)		177,809,545
Cash Equivalents - 7.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
1.34%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 15,671,582	$ 15,671,000
2.58%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	183,568,170	183,555,000
TOTAL CASH EQUIVALENTS (Cost $199,226,000)		199,226,000
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,985,994,635)		2,809,630,973
NET OTHER ASSETS - (3.0)%		(80,950,499)
NET ASSETS - 100%		$ 2,728,680,474
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,260,670 or 2.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $8,292,328 and $7,489,400 respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value
$15,671,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 3,098,732
Barclays Capital, Inc.	4,365,371
Goldman, Sachs & Co.	8,206,897
$ 15,671,000
$183,555,000 due 7/01/08 at 2.58%
BNP Paribas Securities Corp.	$ 37,236,639
Bank of America, NA	60,341,908
Barclays Capital, Inc.	63,524,950
ING Financial Markets LLC	19,713,515
WestLB AG	2,737,988
$ 183,555,000
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,983,000,060. Net unrealized depreciation aggregated $173,369,087, of which $14,410,510 related to appreciated investment securities and $187,779,597 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for Fidelity® Health Care
Central Fund

June 30, 2008

1.851900.101

HCCIP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 12.7%
Biotechnology - 12.7%
Abraxis BioScience, Inc. (a)	36,468	$ 2,314,259
Alexion Pharmaceuticals, Inc. (a)	20,900	1,515,250
Alnylam Pharmaceuticals, Inc. (a)	95,563	2,554,399
Amgen, Inc. (a)	139,655	6,586,130
Biogen Idec, Inc. (a)	126,340	7,061,143
BioMarin Pharmaceutical, Inc. (a)	115,211	3,338,815
Cephalon, Inc. (a)	9,200	613,548
Cepheid, Inc. (a)	50,541	1,421,213
Cougar Biotechnology, Inc. (a)	16,126	384,283
CSL Ltd.	201,435	6,894,591
CytRx Corp.	228,500	148,525
Genentech, Inc. (a)	223,670	16,976,553
Genzyme Corp. (a)	129,068	9,295,477
Gilead Sciences, Inc. (a)	238,428	12,624,763
GTx, Inc. (a)	78,700	1,129,345
Idera Pharmaceuticals, Inc. (a)(d)	11,000	160,710
ImClone Systems, Inc. (a)	26,398	1,068,063
Molecular Insight Pharmaceuticals, Inc. (a)	52,500	289,275
Myriad Genetics, Inc. (a)	50,500	2,298,760
Omrix Biopharmaceuticals, Inc. (a)	45,400	714,596
ONYX Pharmaceuticals, Inc. (a)	110,411	3,930,632
Orchid Cellmark, Inc. (a)	56,139	145,961
PDL BioPharma, Inc.	210,500	2,235,510
RXi Pharmaceuticals Corp.	11,977	95,816
Theravance, Inc. (a)(d)	259,032	3,074,710
United Therapeutics Corp. (a)	12,800	1,251,200
Zymogenetics, Inc. (a)(d)	20,923	176,172
		88,299,699
CHEMICALS - 2.0%
Diversified Chemicals - 0.5%
Bayer AG sponsored ADR	38,316	3,230,039
Fertilizers & Agricultural Chemicals - 1.3%
Agrium, Inc.	11,100	1,197,278
Monsanto Co.	6,949	878,632
Syngenta AG sponsored ADR	45,600	2,950,320
The Mosaic Co. (a)	28,100	4,066,070
		9,092,300
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - 0.2%
Jubilant Organosys Ltd.	45,599	$ 334,743
Sigma Aldrich Corp.	24,100	1,298,026
		1,632,769
TOTAL CHEMICALS		13,955,108
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc. Class A (a)	183,600	1,211,760
Hillenbrand, Inc.	22,000	470,800
Stewart Enterprises, Inc. Class A	144,510	1,040,472
StoneMor Partners LP	11,363	194,535
		2,917,567
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
MBF Healthcare Acquisition Corp. unit (a)	154,100	1,232,800
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
Electronic Equipment & Instruments - 0.8%
Mettler-Toledo International, Inc. (a)	60,654	5,753,638
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
A&D Pharma Holdings NV (Reg. S) unit	15,600	93,333
China Nepstar Chain Drugstore Ltd. ADR	21,300	184,458
CVS Caremark Corp.	110,132	4,357,923
		4,635,714
FOOD PRODUCTS - 2.3%
Agricultural Products - 1.4%
Archer Daniels Midland Co.	133,960	4,521,150
Bunge Ltd.	50,200	5,406,038
		9,927,188
Packaged Foods & Meats - 0.9%
Nestle SA:
(Reg.)	97,120	4,377,109
sponsored ADR	15,400	1,741,740
		6,118,849
TOTAL FOOD PRODUCTS		16,046,037
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 25.0%
Health Care Equipment - 21.5%
American Medical Systems Holdings, Inc. (a)	212,806	$ 3,181,450
ArthroCare Corp. (a)	70,600	2,881,186
Baxter International, Inc.	428,620	27,405,963
Beckman Coulter, Inc.	15,000	1,012,950
Becton, Dickinson & Co.	125,841	10,230,873
Boston Scientific Corp. (a)	753,300	9,258,057
C.R. Bard, Inc.	82,594	7,264,142
China Medical Technologies, Inc. sponsored ADR	17,300	854,620
Covidien Ltd.	467,897	22,407,587
Electro-Optical Sciences, Inc. (a)(d)	197,144	1,510,123
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(f)	18,650	81,107
Gen-Probe, Inc. (a)	49,000	2,326,520
Golden Meditech Co. Ltd.	6,102,000	2,058,195
Hill-Rom Holdings, Inc.	22,000	593,560
Hologic, Inc. (a)	15,600	340,080
I-Flow Corp. (a)	55,745	565,812
IDEXX Laboratories, Inc. (a)	29,300	1,428,082
Integra LifeSciences Holdings Corp. (a)	96,276	4,282,356
Kinetic Concepts, Inc. (a)	22,800	909,948
Masimo Corp.	57,000	1,957,950
Medtronic, Inc.	263,693	13,646,113
Mentor Corp.	13,100	364,442
Meridian Bioscience, Inc.	20,900	562,628
Mindray Medical International Ltd. sponsored ADR	57,871	2,159,746
Mingyuan Medicare Development Co. Ltd.	4,750,000	657,924
Natus Medical, Inc. (a)	1,161	24,311
Orthofix International NV (a)	10,909	315,816
Quidel Corp. (a)	22,168	366,215
Smith & Nephew PLC	204,100	2,239,283
Smith & Nephew PLC sponsored ADR	94,000	5,146,500
St. Jude Medical, Inc. (a)	173,100	7,076,328
Stryker Corp.	193,861	12,189,980
Syneron Medical Ltd. (a)	241,054	3,962,928
ThermoGenesis Corp. (a)	138,900	194,460
		149,457,235
Health Care Supplies - 3.5%
Alcon, Inc.	16,900	2,751,151
Haemonetics Corp. (a)	6,600	366,036
InfuSystems Holdings, Inc. (a)	539,000	1,627,780
Inverness Medical Innovations, Inc. (a)	520,617	17,268,866
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Supplies - continued
RTI Biologics, Inc. (a)	91,400	$ 799,750
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	836,000	1,209,411
		24,022,994
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		173,480,229
HEALTH CARE PROVIDERS & SERVICES - 14.6%
Health Care Distributors & Services - 3.4%
Celesio AG	1,100	39,730
McKesson Corp.	263,600	14,737,876
Profarma Distribuidora de Produtos Farmaceuticos SA	566,800	8,838,573
		23,616,179
Health Care Facilities - 1.4%
Apollo Hospitals Enterprise Ltd.	127,784	1,455,095
Community Health Systems, Inc. (a)	17,176	566,464
Emeritus Corp. (a)	118,731	1,735,847
Health Management Associates, Inc. Class A (a)	374,642	2,438,919
Sun Healthcare Group, Inc. (a)	149,609	2,003,265
Universal Health Services, Inc. Class B	25,400	1,605,788
		9,805,378
Health Care Services - 5.4%
Apria Healthcare Group, Inc. (a)	272,863	5,290,814
athenahealth, Inc.	600	18,456
CardioNet, Inc.	11,400	303,582
Diagnosticos da America SA	293,400	7,593,043
Express Scripts, Inc. (a)	161,065	10,101,997
Genoptix, Inc.	22,600	713,030
Health Grades, Inc. (a)	427,346	1,918,784
Laboratory Corp. of America Holdings (a)	18,500	1,288,155
Medco Health Solutions, Inc. (a)	136,377	6,436,994
Nighthawk Radiology Holdings, Inc. (a)	469,698	3,325,462
Rural/Metro Corp. (a)	150,100	303,202
Virtual Radiologic Corp.	5,300	70,225
		37,363,744
Managed Health Care - 4.4%
Aetna, Inc.	15,500	628,215
Coventry Health Care, Inc. (a)	22,900	696,618
Health Net, Inc. (a)	12,600	303,156
Humana, Inc. (a)	130,951	5,207,921
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Medial Saude SA	62,100	$ 722,796
UnitedHealth Group, Inc.	399,989	10,499,711
Universal American Financial Corp. (a)	425,360	4,347,179
Wellcare Health Plans, Inc. (a)	24,600	889,290
WellPoint, Inc. (a)	142,400	6,786,784
		30,081,670
TOTAL HEALTH CARE PROVIDERS & SERVICES		100,866,971
HEALTH CARE TECHNOLOGY - 0.8%
Health Care Technology - 0.8%
Eclipsys Corp. (a)	141,019	2,589,109
HLTH Corp. (a)	232,000	2,626,240
Phase Forward, Inc. (a)	20,500	368,385
		5,583,734
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)(d)	32,500	906,750
LIFE SCIENCES TOOLS & SERVICES - 11.5%
Life Sciences Tools & Services - 11.5%
AMAG Pharmaceuticals, Inc. (d)	22,411	764,215
Applera Corp. - Applied Biosystems Group	200,876	6,725,328
Bio-Rad Laboratories, Inc. Class A (a)	8,257	667,909
Bruker BioSciences Corp. (a)	73,639	946,261
Charles River Laboratories International, Inc. (a)	27,600	1,764,192
Covance, Inc. (a)	16,400	1,410,728
Dishman Pharmaceuticals and Chemicals Ltd.	188,915	1,306,519
Exelixis, Inc. (a)	91,500	457,500
Harvard Bioscience, Inc. (a)	53,369	248,166
Illumina, Inc. (a)	53,700	4,677,807
Invitrogen Corp. (a)	93,722	3,679,526
Lonza Group AG	79,879	11,040,205
PAREXEL International Corp. (a)	33,200	873,492
PerkinElmer, Inc.	167,758	4,672,060
Pharmaceutical Product Development, Inc.	43,600	1,870,440
QIAGEN NV (a)	241,710	4,865,622
Techne Corp. (a)	19,200	1,485,888
Thermo Fisher Scientific, Inc. (a)	481,968	26,860,077
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Waters Corp. (a)	62,986	$ 4,062,597
Wuxi Pharmatech Cayman, Inc. sponsored ADR (d)	56,500	1,146,950
		79,525,482
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	76,911	3,051,828
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	22,572	270,864
PHARMACEUTICALS - 27.2%
Pharmaceuticals - 27.2%
Abbott Laboratories	697,600	36,951,872
Alembic Ltd.	22,001	23,190
Allergan, Inc.	354,390	18,446,000
Alpharma, Inc. Class A (a)(d)	30,300	682,659
Bristol-Myers Squibb Co.	259,800	5,333,694
China Shineway Pharmaceutical Group Ltd.	1,481,000	1,103,544
Eczacibasi ILAC Sanayi TAS	95,000	297,978
Elan Corp. PLC sponsored ADR (a)	30,000	1,066,500
Merck & Co., Inc.	1,226,380	46,222,261
Mylan, Inc. (d)	34,100	411,587
Nexmed, Inc. (a)	844,000	1,097,200
Novo Nordisk AS Series B sponsored ADR	67,100	4,428,600
Pfizer, Inc.	953,600	16,659,392
Piramal Healthcare Ltd.	68,525	486,842
Schering-Plough Corp.	28,000	551,320
Shire PLC sponsored ADR	150,223	7,380,456
Simcere Pharmaceutical Group sponsored ADR (a)	33,000	415,800
Teva Pharmaceutical Industries Ltd. sponsored ADR	216,000	9,892,800
ULURU, Inc. (a)	29,500	25,075
Wyeth	755,823	36,249,271
XenoPort, Inc. (a)	21,904	854,913
		188,580,954
TOTAL COMMON STOCKS (Cost $672,348,922)		685,107,375
Nonconvertible Bonds - 0.3%
	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Services - 0.3%
DASA Finance Corp. 8.75% 5/29/18 (e) (Cost $2,305,241)	$ 2,275,000	$ 2,257,938
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	4,199,440	4,199,440
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	2,838,775	2,838,775
TOTAL MONEY MARKET FUNDS (Cost $7,038,215)		7,038,215
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $681,692,378)		694,403,528
NET OTHER ASSETS - (0.1)%		(718,688)
NET ASSETS - 100%		$ 693,684,840
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,257,938 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,107 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 19
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 769,776
Fidelity Securities Lending Cash Central Fund	40,890
Total	$ 810,666
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $684,468,998. Net unrealized appreciation aggregated $9,934,530, of which $63,025,392 related to appreciated investment securities and $53,090,862 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® High Income
Central Fund 1

June 30, 2008

1.816013.104

HP1-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.2%
	Principal Amount	Value
Convertible Bonds - 0.8%
Technology - 0.8%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 900,000	$ 570,870
Lucent Technologies, Inc. 2.875% 6/15/25	914,000	721,777
Nortel Networks Corp.:
1.75% 4/15/12 (b)	335,000	248,108
1.75% 4/15/12	960,000	710,995
		2,251,750
Nonconvertible Bonds - 85.4%
Aerospace - 0.7%
Alliant Techsystems, Inc. 6.75% 4/1/16	565,000	545,225
Bombardier, Inc. 7.45% 5/1/34 (b)	695,000	663,725
Sequa Corp.:
11.75% 12/1/15 (b)	485,000	424,375
13.5% 12/1/15 pay-in-kind (b)	245,000	220,286
		1,853,611
Air Transportation - 3.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	1,605,000	1,348,200
6.977% 11/23/22	142,431	99,702
8.608% 10/1/12	390,000	345,150
Continental Airlines, Inc.:
7.875% 7/2/18	396,920	277,844
9.558% 9/1/19	694,508	520,881
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	546,847	486,694
7.73% 9/15/12	211,545	185,631
8.388% 5/1/22	242,995	202,901
9.798% 4/1/21	4,276,445	3,677,742
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	387,773	290,830
8.954% 8/10/14 (b)	394,380	295,785
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	280,000	224,000
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	700,539	511,393
		8,466,753
Automotive - 1.2%
Ford Motor Credit Co. LLC:
5.7% 1/15/10	485,000	413,787
7% 10/1/13	100,000	73,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
7.25% 10/25/11	$ 95,000	$ 73,621
7.375% 10/28/09	490,000	446,282
7.875% 6/15/10	245,000	211,473
9.875% 8/10/11	245,000	206,429
General Motors Acceptance Corp.:
6.75% 12/1/14	96,000	62,400
6.875% 9/15/11	740,000	521,700
7% 2/1/12	490,000	340,602
8% 11/1/31	100,000	64,500
GMAC LLC:
6% 4/1/11	250,000	177,454
6% 12/15/11	395,000	268,600
6.625% 5/15/12	100,000	66,250
Tenneco, Inc. 8.125% 11/15/15 (b)	295,000	266,975
		3,193,573
Broadcasting - 0.1%
Nexstar Broadcasting, Inc. 7% 1/15/14	230,000	200,100
Building Materials - 0.5%
Nortek, Inc. 10% 12/1/13 (b)	1,045,000	987,525
Ply Gem Industries, Inc. 11.75% 6/15/13 (b)	485,000	446,200
		1,433,725
Cable TV - 2.7%
Cablevision Systems Corp. 8% 4/15/12	140,000	131,950
Charter Communications Holdings I LLC:
9.92% 4/1/14	532,000	319,200
10% 5/15/14	165,000	110,550
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	230,000	170,200
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	550,000	544,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (b)	970,000	921,500
10.875% 9/15/14 (b)	490,000	504,700
CSC Holdings, Inc.:
6.75% 4/15/12	510,000	476,850
8.5% 6/15/15 (b)	890,000	874,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	$ 235,000	$ 220,313
EchoStar Communications Corp.:
6.375% 10/1/11	1,430,000	1,383,525
7% 10/1/13	320,000	305,200
7.75% 5/31/15 (b)	620,000	602,950
Kabel Deutschland GmbH 10.625% 7/1/14	225,000	229,500
Videotron Ltd. 9.125% 4/15/18 (b)	415,000	434,713
		7,230,076
Capital Goods - 1.7%
Leucadia National Corp.:
7% 8/15/13	65,000	64,350
7.125% 3/15/17	1,560,000	1,513,200
Sensus Metering Systems, Inc. 8.625% 12/15/13	2,235,000	2,123,250
SPX Corp. 7.625% 12/15/14 (b)	40,000	40,900
Terex Corp. 8% 11/15/17	850,000	843,625
		4,585,325
Chemicals - 1.5%
Airgas, Inc. 7.125% 10/1/18 (b)	305,000	307,288
Chemtura Corp. 6.875% 6/1/16	875,000	726,250
Equistar Chemicals LP 7.55% 2/15/26	705,000	470,588
Momentive Performance Materials, Inc. 9.75% 12/1/14	1,245,000	1,067,588
Nalco Co. 8.875% 11/15/13	65,000	66,300
Nell AF Sarl 8.375% 8/15/15 (b)	350,000	225,750
NOVA Chemicals Corp.:
5.9525% 11/15/13 (c)	215,000	182,481
6.5% 1/15/12	990,000	891,000
		3,937,245
Consumer Products - 1.3%
Jostens Holding Corp. 0% 12/1/13 (a)	3,135,000	3,040,950
Revlon Consumer Products Corp. 9.5% 4/1/11	375,000	343,125
		3,384,075
Containers - 0.5%
Berry Plastics Corp. 7.5675% 2/15/15 (c)	465,000	445,238
Greif, Inc. 6.75% 2/1/17	855,000	825,075
		1,270,313
Diversified Financial Services - 0.5%
Lender Processing Services, Inc. 8.125% 7/1/16 (b)	245,000	247,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Residential Capital Corp. 8.375% 6/30/10	$ 810,000	$ 340,200
Residential Capital LLC 8.5% 5/15/10 (b)	720,000	604,800
		1,192,450
Diversified Media - 0.3%
Quebecor Media, Inc.:
7.75% 3/15/16	275,000	255,750
7.75% 3/15/16	680,000	632,400
		888,150
Electric Utilities - 6.2%
AES Corp.:
7.75% 3/1/14	555,000	545,288
7.75% 10/15/15	1,075,000	1,053,500
8% 10/15/17	450,000	441,000
Aquila, Inc. 14.875% 7/1/12	70,000	81,200
Dynegy Holdings, Inc.:
8.375% 5/1/16	585,000	567,450
8.75% 2/15/12	265,000	268,975
Edison Mission Energy 7.2% 5/15/19	470,000	439,450
Energy Future Holdings:
10.875% 11/1/17 (b)	1,740,000	1,757,400
11.25% 11/1/17 pay-in-kind (b)	415,000	411,888
Intergen NV 9% 6/30/17 (b)	950,000	978,500
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	495,000	485,100
Mirant Americas Generation LLC:
8.3% 5/1/11	495,000	511,706
8.5% 10/1/21	205,000	191,675
9.125% 5/1/31	315,000	299,250
NRG Energy, Inc.:
7.25% 2/1/14	900,000	864,000
7.375% 2/1/16	285,000	270,750
7.375% 1/15/17	135,000	127,575
NSG Holdings II, LLC 7.75% 12/15/25 (b)	1,620,000	1,555,200
Reliant Energy, Inc.:
7.625% 6/15/14	875,000	855,313
7.875% 6/15/17	815,000	794,625
Tenaska Alabama Partners LP 7% 6/30/21 (b)	684,136	639,667
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (b)	1,905,000	1,866,900
Series B, 10.25% 11/1/15 (b)	810,000	793,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC: - continued
10.5% 11/1/16 pay-in-kind (b)	$ 650,000	$ 632,125
Utilicorp United, Inc. 9.95% 2/1/11 (c)	56,000	59,360
		16,491,697
Energy - 12.5%
Atlas Pipeline Partners LP 8.125% 12/15/15	2,005,000	1,984,950
Chaparral Energy, Inc.:
8.5% 12/1/15	2,050,000	1,763,000
8.875% 2/1/17	770,000	666,050
Chesapeake Energy Corp.:
6.5% 8/15/17	635,000	590,550
6.875% 1/15/16	310,000	297,988
7.5% 6/15/14	805,000	798,963
7.75% 1/15/15	930,000	964,875
Compagnie Generale de Geophysique SA 7.5% 5/15/15	100,000	100,000
Complete Production Services, Inc. 8% 12/15/16	255,000	255,000
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (b)	505,000	532,775
El Paso Performance-Linked Trust 7.75% 7/15/11 (b)	220,000	221,100
Energy Partners Ltd.:
7.8381% 4/15/13 (c)	1,160,000	1,046,900
9.75% 4/15/14	1,060,000	999,050
Forest Oil Corp.:
7.25% 6/15/19	535,000	510,925
7.75% 5/1/14	625,000	628,125
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (b)	2,500,000	2,381,250
Markwest Energy Partners LP/Markwest Energy Finance Corp. 8.75% 4/15/18 (b)	210,000	214,725
Newfield Exploration Co. 7.125% 5/15/18	670,000	639,850
OPTI Canada, Inc.:
7.875% 12/15/14	390,000	386,100
8.25% 12/15/14	900,000	900,000
Pan American Energy LLC 7.75% 2/9/12 (b)	1,630,000	1,617,775
Parker Drilling Co. 9.625% 10/1/13	1,230,000	1,291,500
Petrohawk Energy Corp.:
7.875% 6/1/15 (b)	800,000	782,000
9.125% 7/15/13	675,000	690,188
Petroleum Development Corp. 12% 2/15/18	615,000	651,900
Pioneer Natural Resources Co. 6.65% 3/15/17	720,000	669,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co. 7% 3/15/17	$ 1,790,000	$ 1,736,300
Range Resources Corp. 7.375% 7/15/13	4,235,000	4,266,763
SandRidge Energy, Inc.:
6.3225% 4/1/14 (b)(c)	300,000	288,750
8% 6/1/18 (b)	795,000	798,975
8.625% 4/1/15 pay-in-kind (b)	2,065,000	2,106,300
Seitel, Inc. 9.75% 2/15/14	880,000	783,200
Southwestern Energy Co. 7.5% 2/1/18 (b)	200,000	202,000
Tesoro Corp. 6.5% 6/1/17	395,000	354,513
W&T Offshore, Inc. 8.25% 6/15/14 (b)	1,000,000	965,000
		33,086,940
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 8% 3/1/14	325,000	289,250
Environmental - 0.1%
Browning-Ferris Industries, Inc. 7.4% 9/15/35	260,000	244,400
Food and Drug Retail - 0.3%
Rite Aid Corp.:
7.5% 3/1/17	220,000	177,100
10.375% 7/15/16	490,000	447,125
SUPERVALU, Inc. 7.5% 11/15/14	220,000	220,550
		844,775
Food/Beverage/Tobacco - 1.6%
Constellation Brands, Inc.:
7.25% 9/1/16	215,000	202,100
7.25% 5/15/17	250,000	235,000
8.375% 12/15/14	730,000	739,125
Dean Foods Co.:
6.9% 10/15/17	580,000	495,900
7% 6/1/16	595,000	516,163
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,145,000	1,041,950
Pierre Foods, Inc. 9.875% 7/15/12	535,000	80,250
Pilgrims Pride Corp.:
7.625% 5/1/15	245,000	202,738
8.375% 5/1/17	245,000	180,075
Smithfield Foods, Inc. 7.75% 7/1/17	605,000	514,250
		4,207,551
Gaming - 5.6%
Boyd Gaming Corp. 7.75% 12/15/12	220,000	195,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)	$ 605,000	$ 592,900
Harrah's Operating Co., Inc. 5.375% 12/15/13	110,000	68,200
Mandalay Resort Group 9.375% 2/15/10	395,000	395,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (b)	800,000	688,000
MGM Mirage, Inc.:
6.625% 7/15/15	2,010,000	1,618,050
6.75% 9/1/12	865,000	769,850
6.75% 4/1/13	125,000	107,813
6.875% 4/1/16	1,605,000	1,292,025
7.625% 1/15/17	1,145,000	940,331
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	220,000	200,200
7.125% 8/15/14	1,210,000	998,250
Park Place Entertainment Corp. 8.125% 5/15/11	730,000	584,000
Scientific Games Corp.:
6.25% 12/15/12	370,000	354,275
7.875% 6/15/16 (b)	670,000	666,650
Seminole Hard Rock Entertainment, Inc. 5.2763% 3/15/14 (b)(c)	665,000	556,938
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,210,000	1,113,200
7.25% 5/1/12	945,000	869,400
Snoqualmie Entertainment Authority:
6.9363% 2/1/14 (b)(c)	800,000	588,000
9.125% 2/1/15 (b)	590,000	436,600
Station Casinos, Inc.:
6% 4/1/12	245,000	196,613
7.75% 8/15/16	245,000	187,425
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	820,000	748,250
6.625% 12/1/14	785,000	720,238
		14,888,008
Healthcare - 5.7%
Bausch & Lomb, Inc. 9.875% 11/1/15 (b)	210,000	212,625
Biomet, Inc. 11.625% 10/15/17	395,000	417,713
Community Health Systems, Inc. 8.875% 7/15/15	355,000	355,888
HCA, Inc.:
6.5% 2/15/16	880,000	733,700
9.125% 11/15/14	1,425,000	1,453,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
9.25% 11/15/16	$ 2,045,000	$ 2,106,350
9.625% 11/15/16 pay-in-kind	865,000	890,950
HealthSouth Corp. 10.75% 6/15/16	205,000	218,325
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,080,000	1,090,800
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (b)	270,000	288,225
10.375% 10/15/17 pay-in-kind (b)	485,000	512,888
11.625% 10/15/17 (b)	425,000	448,375
Omega Healthcare Investors, Inc. 7% 4/1/14	1,700,000	1,619,250
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (b)	910,000	912,275
Service Corp. International 7.5% 4/1/27	1,790,000	1,503,600
Tenet Healthcare Corp.:
6.5% 6/1/12	100,000	94,500
7.375% 2/1/13	490,000	463,050
United Surgical Partners International, Inc.:
8.875% 5/1/17	135,000	128,588
9.25% 5/1/17 pay-in-kind	145,000	136,663
Viant Holdings, Inc. 10.125% 7/15/17 (b)	1,244,000	1,051,180
VWR Funding, Inc. 10.25% 7/15/15	360,000	336,600
		14,975,045
Homebuilding/Real Estate - 1.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	600,000	544,500
8.125% 6/1/12	2,370,000	2,275,200
K. Hovnanian Enterprises, Inc.:
6.375% 12/15/14	240,000	156,000
8.875% 4/1/12	145,000	105,850
11.5% 5/1/13 (b)	40,000	41,200
KB Home 7.75% 2/1/10	245,000	249,900
		3,372,650
Hotels - 0.4%
Host Marriott LP 7.125% 11/1/13	1,220,000	1,134,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Insurance - 0.1%
USI Holdings Corp.:
6.5506% 11/15/14 (b)(c)	$ 115,000	$ 97,750
9.75% 5/15/15 (b)	40,000	33,200
		130,950
Leisure - 2.0%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	65,000	57,525
7.5% 10/15/27	2,285,000	1,793,725
Town Sports International Holdings, Inc. 0% 2/1/14 (a)	1,629,000	1,457,955
Universal City Florida Holding Co. I/II:
7.6228% 5/1/10 (c)	1,700,000	1,644,750
8.375% 5/1/10	260,000	257,400
		5,211,355
Metals/Mining - 5.3%
Arch Western Finance LLC 6.75% 7/1/13	1,725,000	1,699,125
Compass Minerals International, Inc. 12% 6/1/13	3,866,000	3,981,980
Drummond Co., Inc. 7.375% 2/15/16 (b)	1,915,000	1,723,500
FMG Finance Property Ltd.:
6.6819% 9/1/11 (b)(c)	1,030,000	1,040,300
10% 9/1/13 (b)	665,000	734,825
10.625% 9/1/16 (b)	75,000	87,750
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (c)	1,745,000	1,745,000
8.25% 4/1/15	800,000	833,000
Massey Energy Co.:
6.625% 11/15/10	85,000	85,000
6.875% 12/15/13	1,570,000	1,534,675
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (c)	600,000	517,500
		13,982,655
Paper - 1.2%
Domtar Corp.:
5.375% 12/1/13	245,000	220,500
7.125% 8/15/15	245,000	232,750
Georgia-Pacific Corp. 7% 1/15/15 (b)	1,830,000	1,729,350
Graphic Packaging International, Inc. 8.5% 8/15/11	245,000	237,650
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	945,000	779,625
		3,199,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - 0.7%
Scholastic Corp. 5% 4/15/13	$ 950,000	$ 793,250
The Reader's Digest Association, Inc. 9% 2/15/17 (b)	1,090,000	817,500
TL Acquisitions, Inc. 10.5% 1/15/15 (b)	380,000	342,000
		1,952,750
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	340,000	343,825
Restaurants - 0.4%
Carrols Corp. 9% 1/15/13	835,000	722,275
Landry's Restaurants, Inc. 9.5% 12/15/14	345,000	337,238
		1,059,513
Services - 3.5%
ARAMARK Corp.:
6.3728% 2/1/15 (c)	390,000	364,650
8.5% 2/1/15	1,085,000	1,063,300
Ashtead Capital, Inc. 9% 8/15/16 (b)	900,000	783,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16	965,000	743,050
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,632,550
7.75% 10/1/16	1,165,000	1,194,125
Hertz Corp.:
8.875% 1/1/14	130,000	119,600
10.5% 1/1/16	340,000	312,800
Iron Mountain, Inc.:
6.625% 1/1/16	135,000	126,225
7.75% 1/15/15	195,000	194,025
8% 6/15/20	240,000	234,600
8.625% 4/1/13	1,885,000	1,894,425
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	165,000	164,175
JohnsonDiversey, Inc. 9.625% 5/15/12	50,000	51,000
Penhall International Corp. 12% 8/1/14 (b)	120,000	88,800
US Investigations Services, Inc.:
10.5% 11/1/15 (b)	330,000	306,075
11.75% 5/1/16 (b)	145,000	123,975
		9,396,375
Shipping - 6.5%
Britannia Bulk PLC 11% 12/1/11	460,000	511,750
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,950,000	1,950,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 9,465,000	$ 9,630,623
Teekay Corp. 8.875% 7/15/11	4,970,000	5,243,350
		17,335,723
Steels - 1.3%
Evraz Group SA:
8.875% 4/24/13 (b)	460,000	457,700
9.5% 4/24/18 (b)	255,000	253,419
RathGibson, Inc. 11.25% 2/15/14	930,000	890,475
Steel Dynamics, Inc.:
6.75% 4/1/15	1,080,000	1,034,100
7.375% 11/1/12 (b)	690,000	686,550
		3,322,244
Super Retail - 2.7%
NBC Acquisition Corp. 11% 3/15/13	6,590,000	5,486,175
Nebraska Book Co., Inc. 8.625% 3/15/12	1,115,000	919,875
Toys 'R' US, Inc. 7.625% 8/1/11	865,000	774,175
		7,180,225
Technology - 6.6%
Amkor Technology, Inc.:
7.75% 5/15/13	535,000	494,875
9.25% 6/1/16	245,000	232,138
Avago Technologies Finance Ltd.:
10.125% 12/1/13	575,000	615,250
11.875% 12/1/15	250,000	270,000
Celestica, Inc. 7.875% 7/1/11	880,000	877,800
First Data Corp. 9.875% 9/24/15 (b)	225,000	196,313
Flextronics International Ltd.:
6.25% 11/15/14	340,000	316,200
6.5% 5/15/13	75,000	71,625
Freescale Semiconductor, Inc.:
6.6513% 12/15/14 (c)	895,000	698,100
8.875% 12/15/14	825,000	664,125
9.125% 12/15/14 pay-in-kind	195,000	149,663
10.125% 12/15/16	685,000	520,600
Jabil Circuit, Inc. 8.25% 3/15/18 (b)	580,000	579,089
Lucent Technologies, Inc.:
6.45% 3/15/29	590,000	442,500
6.5% 1/15/28	2,150,000	1,612,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Nortel Networks Corp.:
6.9631% 7/15/11 (c)	$ 215,000	$ 204,250
10.125% 7/15/13	200,000	202,000
10.75% 7/15/16 (b)	485,000	489,850
NXP BV 5.4631% 10/15/13 (c)	370,000	326,525
Seagate Technology HDD Holdings 6.8% 10/1/16	620,000	576,600
Spansion LLC 11.25% 1/15/16 (b)	210,000	130,200
SunGard Data Systems, Inc.:
9.125% 8/15/13	345,000	348,450
10.25% 8/15/15	340,000	341,700
Unisys Corp. 6.875% 3/15/10	170,000	162,350
Xerox Capital Trust I 8% 2/1/27	7,005,000	6,864,900
		17,387,603
Telecommunications - 6.5%
ALLTEL Corp. 7% 7/1/12	485,000	494,700
Cincinnati Bell, Inc. 8.375% 1/15/14	775,000	745,938
Citizens Communications Co. 6.25% 1/15/13	450,000	417,375
Cricket Communications, Inc. 10% 7/15/15 (b)	605,000	595,925
Digicel Group Ltd.:
8.875% 1/15/15 (b)	1,315,000	1,236,100
9.25% 9/1/12 (b)	490,000	501,025
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (b)	1,395,000	1,375,819
11.5% 6/15/16 (b)	90,000	90,900
Intelsat Ltd.:
6.5% 11/1/13	300,000	213,000
7.625% 4/15/12	585,000	470,925
9.25% 6/15/16	310,000	310,000
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (b)	1,430,000	1,392,534
Level 3 Financing, Inc.:
8.75% 2/15/17	395,000	335,750
9.25% 11/1/14	555,000	499,500
Mobile Telesystems Finance SA 8% 1/28/12 (b)	1,303,000	1,307,951
Nextel Communications, Inc.:
5.95% 3/15/14	225,000	180,563
6.875% 10/31/13	625,000	528,125
7.375% 8/1/15	505,000	419,150
Orascom Telecom Finance SCA 7.875% 2/8/14 (b)	1,605,000	1,488,638
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.:
6.0263% 6/15/13 (c)	$ 1,760,000	$ 1,689,600
7.625% 6/15/15	280,000	271,600
Rural Cellular Corp. 5.6819% 6/1/13 (c)	670,000	671,675
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	430,000	442,900
U.S. West Communications 7.5% 6/15/23	650,000	583,375
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)	490,000	482,650
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)	395,000	388,601
		17,134,319
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.5081% 12/15/14 (b)(c)	880,000	822,800
Levi Strauss & Co. 9.75% 1/15/15	540,000	567,000
		1,389,800
TOTAL NONCONVERTIBLE BONDS		226,197,524
TOTAL CORPORATE BONDS (Cost $241,143,042)		228,449,274
Commercial Mortgage Securities - 0.2%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.996% 8/1/24 (b)(c) (Cost $635,331)	692,599	529,838
Common Stocks - 0.4%
	Shares
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (d) (Cost $5,834,134)	144,445	910,004
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.3%
Electric Utilities - 0.1%
AES Trust III 6.75%	6,600	321,354
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Energy - 0.2%
El Paso Corp. 4.99%	236	$ 408,305
TOTAL CONVERTIBLE PREFERRED STOCKS		729,659
Nonconvertible Preferred Stocks - 1.6%
Banks and Thrifts - 0.8%
Bank of America Corp. Series H, 8.20%	40,400	1,002,324
Fannie Mae Series T, 8.25%	50,800	1,220,216
		2,222,540
Telecommunications - 0.8%
Rural Cellular Corp. 12.25% pay-in-kind	1,665	2,081,250
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,303,790
TOTAL PREFERRED STOCKS (Cost $4,810,536)		5,033,449
Floating Rate Loans (e) - 7.2%
	Principal Amount
Air Transportation - 0.7%
United Air Lines, Inc. Tranche B, term loan 4.7793% 2/1/14 (c)	$ 2,407,311	1,757,337
Automotive - 0.3%
Federal-Mogul Corp.:
Tranche B, term loan 4.4098% 12/27/14 (c)	536,923	440,277
Tranche C, term loan 4.4146% 12/27/15 (c)	415,684	340,861
		781,138
Broadcasting - 0.5%
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (c)	1,645,000	1,340,675
Cable TV - 1.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.9% 3/6/14 (c)	1,701,450	1,488,769
CSC Holdings, Inc. Tranche B, term loan 4.225% 3/31/13 (c)	2,179,029	2,064,630
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (c)	200,000	190,000
		3,743,399
Floating Rate Loans (e) - continued
	Principal Amount	Value
Containers - 0.4%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (c)	$ 950,000	$ 933,375
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (c)	303,599	276,275
term loan 5.8006% 3/30/14 (c)	2,153,804	1,959,961
		2,236,236
Entertainment/Film - 0.4%
Zuffa LLC term loan 4.5625% 6/19/15 (c)	1,079,249	917,362
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (c)	730,000	642,400
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 4.8591% 7/25/14 (c)	1,151,920	1,082,805
Tranche DD, term loan 7/25/14 (f)	58,933	55,397
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (c)	462,652	434,337
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (c)	622,248	556,134
		2,128,673
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 4.4487% 12/23/12 (c)	1,303,773	1,228,806
Services - 0.3%
Penhall International Corp. term loan 10.1325% 4/1/12 pay-in-kind (c)	1,064,896	830,618
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (c)	737,143	681,857
Tranche 2LN, term loan 8.5506% 6/11/15 (c)	730,000	624,150
SS&C Technologies, Inc. term loan 4.7814% 11/23/12 (c)	84,783	80,120
		1,386,127
Textiles & Apparel - 0.4%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.6377% 9/5/13 (c)	265,000	256,056
Levi Strauss & Co. term loan 4.6981% 4/4/14 (c)	1,040,000	910,000
		1,166,056
TOTAL FLOATING RATE LOANS (Cost $21,429,824)		19,092,202
Cash Equivalents - 3.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.58%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) # (Cost $9,496,000)	$ 9,496,681	$ 9,496,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $283,348,867)		263,510,767
NET OTHER ASSETS - 0.5%		1,421,965
NET ASSETS - 100%		$ 264,932,732
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,865,568 or 20.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $910,004 or 0.4% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $58,933 and $55,397, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,496,000 due 7/01/08 at 2.58%
BNP Paribas Securities Corp.	$ 1,926,393
Bank of America, NA	3,121,717
Barclays Capital, Inc.	3,286,388
ING Financial Markets LLC	1,019,855
WestLB AG	141,647
$ 9,496,000
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $282,897,379. Net unrealized depreciation aggregated $19,386,612, of which $2,390,880 related to appreciated investment securities and $21,777,492 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Industrials
Central Fund

June 30, 2008

1.851901.101

INCIP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AEROSPACE & DEFENSE - 14.9%
Aerospace & Defense - 14.9%
Honeywell International, Inc.	603,170	$ 30,327,388
Lockheed Martin Corp.	248,100	24,477,546
Raytheon Co.	239,475	13,477,653
United Technologies Corp.	590,100	36,409,170
		104,691,757
AIR FREIGHT & LOGISTICS - 6.1%
Air Freight & Logistics - 6.1%
FedEx Corp.	118,500	9,336,615
Hub Group, Inc. Class A (a)	79,900	2,726,987
United Parcel Service, Inc. Class B (d)	484,500	29,782,215
UTI Worldwide, Inc.	53,200	1,061,340
		42,907,157
AUTO COMPONENTS - 2.9%
Auto Parts & Equipment - 2.9%
Johnson Controls, Inc.	539,300	15,467,124
WABCO Holdings, Inc.	100,259	4,658,033
		20,125,157
AUTOMOBILES - 0.6%
Automobile Manufacturers - 0.6%
Fiat SpA	242,200	3,943,025
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
Lennox International, Inc.	53,221	1,541,280
Masco Corp.	596,500	9,382,945
Owens Corning (a)	186,700	4,247,425
		15,171,650
CHEMICALS - 2.4%
Fertilizers & Agricultural Chemicals - 0.6%
CF Industries Holdings, Inc.	26,600	4,064,480
Specialty Chemicals - 1.8%
Albemarle Corp.	164,900	6,581,159
Nalco Holding Co.	149,300	3,157,695
W.R. Grace & Co. (a)	137,800	3,236,922
		12,975,776
TOTAL CHEMICALS		17,040,256
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 7.4%
Diversified Commercial & Professional Services - 2.9%
Corrections Corp. of America (a)	171,900	$ 4,722,093
Equifax, Inc.	169,400	5,695,228
The Brink's Co.	155,601	10,179,417
		20,596,738
Environmental & Facility Services - 3.9%
Allied Waste Industries, Inc. (a)	928,300	11,715,146
Fuel Tech, Inc. (a)(d)	187,955	3,311,767
Waste Management, Inc.	330,800	12,474,468
		27,501,381
Office Services & Supplies - 0.6%
Avery Dennison Corp. (d)	85,400	3,751,622
TOTAL COMMERCIAL SERVICES & SUPPLIES		51,849,741
CONSTRUCTION & ENGINEERING - 1.9%
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	136,875	5,450,363
Shaw Group, Inc. (a)	132,400	8,180,996
		13,631,359
ELECTRICAL EQUIPMENT - 11.8%
Electrical Components & Equipment - 7.6%
AMETEK, Inc.	151,350	7,146,747
Cooper Industries Ltd. Class A	258,900	10,226,550
Emerson Electric Co. (d)	251,400	12,431,730
First Solar, Inc. (a)	31,900	8,702,958
Nexans SA	28,500	3,492,876
Saft Groupe SA	80,000	3,480,431
Sunpower Corp. Class A (a)(d)	71,000	5,110,580
Zumtobel AG	121,596	2,761,662
		53,353,534
Heavy Electrical Equipment - 4.2%
ABB Ltd. sponsored ADR	124,500	3,525,840
Alstom SA	29,300	6,718,647
China High Speed Transmission Equipment Group Co. Ltd.	2,092,000	4,292,796
Suzlon Energy Ltd.	770,704	3,876,858
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - CONTINUED
Heavy Electrical Equipment - continued
Tognum AG	5,300	$ 142,671
Vestas Wind Systems AS (a)	82,600	10,754,269
		29,311,081
TOTAL ELECTRICAL EQUIPMENT		82,664,615
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
Electronic Equipment & Instruments - 1.4%
Itron, Inc. (a)(d)	98,800	9,716,980
INDUSTRIAL CONGLOMERATES - 10.5%
Industrial Conglomerates - 10.5%
General Electric Co.	1,569,096	41,879,175
Siemens AG sponsored ADR	146,965	16,185,255
Tyco International Ltd.	393,475	15,754,739
		73,819,169
MACHINERY - 22.9%
Construction & Farm Machinery & Heavy Trucks - 7.7%
Caterpillar, Inc.	357,500	26,390,650
Cummins, Inc.	316,468	20,734,983
Navistar International Corp. (a)	70,500	4,640,310
Oshkosh Co. (d)	110,892	2,294,355
		54,060,298
Industrial Machinery - 15.2%
Colfax Corp.	152,900	3,836,261
Danaher Corp.	297,000	22,958,100
Eaton Corp.	109,282	9,285,692
Flowserve Corp.	50,592	6,915,926
Illinois Tool Works, Inc.	260,200	12,362,102
Ingersoll-Rand Co. Ltd. Class A	287,200	10,749,896
Invensys PLC (a)	561,500	2,901,269
ITT Corp.	111,800	7,080,294
Pall Corp.	156,600	6,213,888
SPX Corp.	51,900	6,836,787
Sulzer AG (Reg.)	96,850	12,237,100
Valmont Industries, Inc.	50,600	5,277,074
		106,654,389
TOTAL MACHINERY		160,714,687
Common Stocks - continued
	Shares	Value
MARINE - 0.3%
Marine - 0.3%
Safe Bulkers, Inc.	101,800	$ 1,917,912
METALS & MINING - 0.6%
Gold - 0.6%
Agnico-Eagle Mines Ltd.	53,200	3,992,022
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
Peabody Energy Corp.	53,200	4,684,260
ROAD & RAIL - 10.5%
Railroads - 6.7%
Norfolk Southern Corp.	400,100	25,074,267
Union Pacific Corp. (d)	294,800	22,257,400
		47,331,667
Trucking - 3.8%
Con-way, Inc.	167,700	7,925,502
Knight Transportation, Inc.	213,000	3,897,900
Landstar System, Inc.	87,100	4,809,662
Old Dominion Freight Lines, Inc. (a)	260,899	7,832,188
YRC Worldwide, Inc. (a)(d)	137,600	2,046,112
		26,511,364
TOTAL ROAD & RAIL		73,843,031
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Rush Enterprises, Inc. Class A (a)	397,522	4,774,239
TOTAL COMMON STOCKS (Cost $670,685,897)		685,487,017
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $182,090)	$ 6,300,000	78,750
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	20,727,361	$ 20,727,361
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	33,360,669	33,360,669
TOTAL MONEY MARKET FUNDS (Cost $54,088,030)		54,088,030
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $724,956,017)		739,653,797
NET OTHER ASSETS - (5.4)%		(37,749,276)
NET ASSETS - 100%		$ 701,904,521
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 283,346
Fidelity Securities Lending Cash Central Fund	476,862
Total	$ 760,208
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $726,348,048. Net unrealized appreciation aggregated $13,305,749, of which $66,551,874 related to appreciated investment securities and $53,246,125 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Information Technology
Central Fund

June 30, 2008

1.851902.101

ITCIP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Diversified Commercial & Professional Services - 1.2%
China Security & Surveillance Technology, Inc. (a)(d)	861,500	$ 11,613,020
COMMUNICATIONS EQUIPMENT - 18.0%
Communications Equipment - 18.0%
ADC Telecommunications, Inc. (a)	100,000	1,477,000
Alcatel-Lucent SA sponsored ADR	386,200	2,332,648
Aruba Networks, Inc. (a)	13,100	68,513
AudioCodes Ltd. (a)	723,000	2,653,410
Cisco Systems, Inc. (a)	2,367,300	55,063,398
Cogo Group, Inc. (a)	482,465	4,395,256
CommScope, Inc. (a)	25,000	1,319,250
Comverse Technology, Inc. (a)	273,300	4,632,435
Delta Networks, Inc.	7,647,000	2,353,753
F5 Networks, Inc. (a)	168,002	4,774,617
Foxconn International Holdings Ltd. (a)	1,183,000	1,147,004
Harris Stratex Networks, Inc. Class A (a)	438,500	4,161,365
Infinera Corp.	160,000	1,411,200
Mogem Co. Ltd. (a)(e)	398,390	1,119,223
Nokia Corp. sponsored ADR	168,600	4,130,700
Opnext, Inc. (a)	200,000	1,076,000
Powerwave Technologies, Inc. (a)(d)	1,652,400	7,022,700
QUALCOMM, Inc.	681,900	30,255,903
Research In Motion Ltd. (a)	139,600	16,319,241
Riverbed Technology, Inc. (a)(d)	64,500	884,940
Sandvine Corp. (a)	1,784,200	2,467,967
Sandvine Corp. (U.K.) (a)	1,156,000	1,707,608
Sonus Networks, Inc. (a)	1,230,493	4,208,286
Starent Networks Corp. (d)	1,195,912	15,044,573
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	216,100	2,247,440
		172,274,430
COMPUTERS & PERIPHERALS - 15.1%
Computer Hardware - 11.8%
3PAR, Inc.	8,200	64,288
Apple, Inc. (a)	522,200	87,437,163
Foxconn Technology Co. Ltd.	181,000	837,825
Hewlett-Packard Co.	105,200	4,650,892
High Tech Computer Corp.	585,200	13,110,269
Palm, Inc.	252,500	1,360,975
Stratasys, Inc. (a)	284,700	5,255,562
		112,716,974
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Storage & Peripherals - 3.3%
Chicony Electronics Co. Ltd.	250,000	$ 469,476
China Digital TV Holding Co. Ltd. ADR	2,100	29,211
Innolux Display Corp.	717,489	1,288,280
Netezza Corp.	291,100	3,341,828
SanDisk Corp. (a)	716,900	13,406,030
Synaptics, Inc. (a)	342,100	12,907,433
		31,442,258
TOTAL COMPUTERS & PERIPHERALS		144,159,232
DIVERSIFIED CONSUMER SERVICES - 0.9%
Education Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	152,200	8,891,524
ELECTRIC UTILITIES - 0.6%
Electric Utilities - 0.6%
Enernoc, Inc. (d)	304,800	5,471,160
ELECTRICAL EQUIPMENT - 4.7%
Electrical Components & Equipment - 4.4%
Canadian Solar, Inc. (a)(d)	28,000	1,125,320
Energy Conversion Devices, Inc. (a)(d)	46,300	3,409,532
First Solar, Inc. (a)	66,900	18,251,658
JA Solar Holdings Co. Ltd. ADR (a)	262,500	4,423,125
Neo-Neon Holdings Ltd.	6,472,000	2,788,922
Q-Cells AG (a)	19,200	1,944,979
Renewable Energy Corp. AS (a)	96,600	2,493,913
SolarWorld AG	56,900	2,707,725
Sunpower Corp. Class A (a)(d)	69,700	5,017,006
		42,162,180
Heavy Electrical Equipment - 0.3%
China High Speed Transmission Equipment Group Co. Ltd.	1,471,000	3,018,500
TOTAL ELECTRICAL EQUIPMENT		45,180,680
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.0%
Electronic Equipment & Instruments - 1.1%
Chroma ATE, Inc.	1,106,000	2,313,808
Comverge, Inc. (a)(d)	161,000	2,250,780
Coretronic Corp.	350,000	370,145
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Electronic Equipment & Instruments - continued
ENE Technology, Inc.	283,000	$ 574,335
Everlight Electronics Co. Ltd.	1,370,000	3,538,629
Test Research, Inc.	638,380	999,013
		10,046,710
Electronic Manufacturing Services - 0.9%
Ju Teng International Holdings Ltd. (a)	518,000	220,560
Trimble Navigation Ltd. (a)	236,500	8,443,050
		8,663,610
Technology Distributors - 1.0%
Arrow Electronics, Inc. (a)	110,400	3,391,488
Avnet, Inc. (a)	232,200	6,334,416
		9,725,904
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		28,436,224
ENERGY EQUIPMENT & SERVICES - 0.1%
Oil & Gas Equipment & Services - 0.1%
IHS, Inc. Class A (a)	15,800	1,099,680
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Health Care Equipment - 2.6%
China Medical Technologies, Inc. sponsored ADR	56,100	2,771,340
Conceptus, Inc. (a)	75,000	1,386,750
Golden Meditech Co. Ltd.	220,000	74,206
I-Flow Corp. (a)	95,200	966,280
Mindray Medical International Ltd. sponsored ADR	469,662	17,527,786
Mingyuan Medicare Development Co. Ltd.	17,070,000	2,364,372
		25,090,734
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	800	24,608
HOTELS, RESTAURANTS & LEISURE - 1.6%
Hotels, Resorts & Cruise Lines - 1.6%
Ctrip.com International Ltd. sponsored ADR	294,500	13,482,210
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	115,600	2,197,556
		15,679,766
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
TomTom Group BV (a)	18,500	$ 528,510
INTERNET SOFTWARE & SERVICES - 4.5%
Internet Software & Services - 4.5%
Alibaba.com Ltd. (f)	13,000	18,340
DealerTrack Holdings, Inc. (a)	125,300	1,767,983
Equinix, Inc. (a)	52,000	4,639,440
Google, Inc. Class A (sub. vtg.) (a)	35,440	18,656,325
LivePerson, Inc. (a)	810,600	2,277,786
Omniture, Inc. (a)	453,791	8,426,899
Openwave Systems, Inc.	88,100	131,269
Tencent Holdings Ltd.	769,000	5,947,058
VistaPrint Ltd. (a)	50,000	1,338,000
		43,203,100
IT SERVICES - 3.3%
Data Processing & Outsourced Services - 2.9%
CyberSource Corp. (a)	119,600	2,000,908
Fiserv, Inc. (a)	50,000	2,268,500
Visa, Inc.	248,400	20,197,404
WNS Holdings Ltd. ADR (a)	150,000	2,527,500
		26,994,312
IT Consulting & Other Services - 0.4%
China Information Security Technology, Inc. (a)	100,000	566,000
Yucheng Technologies Ltd. (a)	308,600	3,453,234
		4,019,234
TOTAL IT SERVICES		31,013,546
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	47,600	958,188
MACHINERY - 0.3%
Industrial Machinery - 0.3%
China Fire & Security Group, Inc. (a)(d)	183,000	1,473,150
Shin Zu Shing Co. Ltd.	275,000	1,454,140
		2,927,290
Common Stocks - continued
	Shares	Value
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Timminco Ltd. (a)	84,800	$ 2,276,918
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.3%
Semiconductor Equipment - 10.5%
Aixtron AG	158,700	1,629,611
Applied Materials, Inc.	1,398,000	26,687,820
ASML Holding NV (NY Shares)	411,700	10,045,480
Cymer, Inc. (a)(d)	278,300	7,480,704
FormFactor, Inc. (a)	193,600	3,568,048
Global Unichip Corp.	156,139	1,141,991
Lam Research Corp. (a)	581,500	21,021,225
LTX Corp. (a)	685,600	1,508,320
MEMC Electronic Materials, Inc. (a)	95,600	5,883,224
MEMSIC, Inc.	202,700	602,019
Tessera Technologies, Inc. (a)	268,500	4,395,345
Varian Semiconductor Equipment Associates, Inc. (a)	459,400	15,996,308
		99,960,095
Semiconductors - 10.8%
Advanced Analog Technology, Inc.	572,770	2,160,649
Advanced Micro Devices, Inc. (a)	27,500	160,325
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	802,000	3,568,900
Anpec Electronics Corp.	443,996	637,038
Atheros Communications, Inc. (a)	268,800	8,064,000
AuthenTec, Inc.	175,800	1,831,836
Broadcom Corp. Class A (a)	344,400	9,398,676
Cavium Networks, Inc.	519,391	10,907,211
CSR PLC (a)	429,700	2,281,453
Cypress Semiconductor Corp. (a)(d)	433,600	10,731,600
Elan Microelectronics Corp.	264,000	300,939
Epistar Corp.	931,951	1,682,566
Faraday Technology Corp.	659,000	977,004
Formosa Epitaxy, Inc.	1,553,000	1,240,742
Global Mixed-mode Technology, Inc.	196,548	893,606
Hittite Microwave Corp. (a)	89,200	3,177,304
Infineon Technologies AG sponsored ADR (a)(d)	623,800	5,321,014
Intersil Corp. Class A	38,700	941,184
Marvell Technology Group Ltd. (a)	400,320	7,069,651
MediaTek, Inc.	48,000	553,487
Mindspeed Technologies, Inc. (a)	1,684,533	1,449,204
National Semiconductor Corp.	48,700	1,000,298
Netlogic Microsystems, Inc. (a)(d)	50,000	1,660,000
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
NVIDIA Corp. (a)	281,400	$ 5,267,808
ON Semiconductor Corp. (a)	535,949	4,914,652
PMC-Sierra, Inc. (a)	368,500	2,819,025
Richtek Technology Corp.	268,000	2,083,748
Silicon Laboratories, Inc. (a)	29,300	1,057,437
Siliconware Precision Industries Co. Ltd. sponsored ADR	230,200	1,682,762
Spansion, Inc. Class A (a)	313,300	704,925
STMicroelectronics NV (NY Shares)	177,200	1,830,476
Taiwan Semiconductor Manufacturing Co. Ltd.	5,074	10,866
Volterra Semiconductor Corp. (a)	138,125	2,384,038
Xilinx, Inc.	77,000	1,944,250
Zoran Corp. (a)	190,400	2,227,680
		102,936,354
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		202,896,449
SOFTWARE - 17.5%
Application Software - 6.5%
Adobe Systems, Inc. (a)	64,200	2,528,838
Autonomy Corp. PLC (a)	374,500	6,713,179
Callidus Software, Inc. (a)	681,901	3,409,505
Citrix Systems, Inc. (a)	120,800	3,552,728
Concur Technologies, Inc. (a)	181,100	6,017,953
Global Digital Creations Holdings Ltd. (a)	1,382,000	63,807
Longtop Financial Technologies Ltd. ADR (d)	214,500	3,552,120
Nuance Communications, Inc. (a)(d)	295,500	4,630,485
Salesforce.com, Inc. (a)	175,151	11,950,553
Smith Micro Software, Inc. (a)	661,075	3,768,128
SuccessFactors, Inc.	88,700	971,265
Synchronoss Technologies, Inc. (a)(d)	389,700	3,518,991
Synopsys, Inc. (a)	54,900	1,312,659
Taleo Corp. Class A (a)	346,304	6,784,095
Verint Systems, Inc. (a)	128,200	3,010,136
		61,784,442
Home Entertainment Software - 9.4%
Electronic Arts, Inc. (a)	193,900	8,614,977
Gameloft (a)	434,000	2,043,908
Nintendo Co. Ltd.	132,100	73,817,479
THQ, Inc. (a)	257,600	5,218,976
		89,695,340
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 1.6%
BMC Software, Inc. (a)	57,800	$ 2,080,800
McAfee, Inc. (a)	100,000	3,403,000
Microsoft Corp.	17,600	484,176
Oracle Corp. (a)	236,100	4,958,100
VMware, Inc. Class A (d)	81,100	4,368,046
		15,294,122
TOTAL SOFTWARE		166,773,904
SPECIALTY RETAIL - 1.6%
Computer & Electronics Retail - 1.6%
The Game Group PLC	2,583,600	14,902,920
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	77,900	2,805,179
TOTAL COMMON STOCKS (Cost $981,864,325)		926,207,062
Convertible Bonds - 0.8%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12 (Cost $7,673,232)	$ 10,300,000	7,506,125
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	29,191,662	29,191,662
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	35,570,977	35,570,977
TOTAL MONEY MARKET FUNDS (Cost $64,762,639)		64,762,639
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $1,054,300,196)		998,475,826
NET OTHER ASSETS - (4.6)%		(43,874,008)
NET ASSETS - 100%		$ 954,601,818
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,340 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 632,335
Fidelity Securities Lending Cash Central Fund	828,104
Total	$ 1,460,439
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 2,616,318	$ -	$ -	$ -	$ 1,119,223
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,057,899,872. Net unrealized depreciation aggregated $59,424,046, of which $79,173,792 related to appreciated investment securities and $138,597,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for Fidelity® International Equity
Central Fund

June 30, 2008

1.859215.100

INTCEN-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 3.1%
AMP Ltd.	122,845	$ 787,932
Aristocrat Leisure Ltd. (d)	121,804	749,725
CSL Ltd.	341,387	11,684,781
QBE Insurance Group Ltd.	143,961	3,091,706
Rio Tinto Ltd.	24,733	3,213,079
Westfield Group unit	257,792	4,023,734
TOTAL AUSTRALIA		23,550,957
Austria - 0.4%
OMV AG	39,300	3,070,513
Belgium - 0.3%
Fortis	130,200	2,068,150
Bermuda - 0.5%
Covidien Ltd.	46,300	2,217,307
Ports Design Ltd.	544,000	1,555,831
TOTAL BERMUDA		3,773,138
Brazil - 0.8%
Uniao de Bancos Brasileiros SA (Unibanco) unit	504,100	6,389,291
Canada - 2.7%
Canadian Imperial Bank of Commerce (d)	69,800	3,841,448
Canadian Natural Resources Ltd.	22,700	2,245,615
Canadian Pacific Railway Ltd.	32,100	2,131,917
EnCana Corp.	24,900	2,280,536
First Quantum Minerals Ltd.	13,300	917,894
Harry Winston Diamond Corp.	97,400	2,787,225
Nexen, Inc.	36,200	1,443,952
Open Text Corp. (a)	30,200	966,720
Petrobank Energy & Resources Ltd. (a)	37,600	1,962,349
Talisman Energy, Inc.	111,100	2,461,017
TOTAL CANADA		21,038,673
Cayman Islands - 0.2%
Stella International Holdings Ltd.	850,500	1,524,895
China - 0.9%
China Construction Bank Corp. (H Shares)	6,871,000	5,533,987
Focus Media Holding Ltd. ADR (a)(d)	55,900	1,549,548
TOTAL CHINA		7,083,535
Cyprus - 0.7%
Marfin Popular Bank Public Co.	733,552	5,367,482
Common Stocks - continued
	Shares	Value
Denmark - 0.5%
Vestas Wind Systems AS (a)	26,500	$ 3,450,220
Finland - 1.6%
Nokia Corp.	439,800	10,749,971
Outotec Oyj	29,300	1,855,715
TOTAL FINLAND		12,605,686
France - 11.5%
Accor SA	23,800	1,581,028
Alcatel-Lucent SA	313,500	1,892,548
Alstom SA (d)	74,400	17,060,319
AXA SA	175,200	5,162,410
BNP Paribas SA	82,800	7,453,392
Cap Gemini SA	34,200	2,005,054
Compagnie Generale de Geophysique SA (a)	36,000	1,699,669
Electricite de France	37,800	3,580,821
Groupe Danone	63,700	4,457,344
L'Oreal SA	15,100	1,637,838
LVMH Moet Hennessy - Louis Vuitton	49,200	5,132,380
Pinault Printemps-Redoute SA	13,800	1,523,414
Remy Cointreau SA	33,500	1,820,249
Renault SA	40,900	3,328,705
Suez SA (France)	70,700	4,792,571
Total SA Series B	137,300	11,686,743
Unibail-Rodamco (d)	10,800	2,486,989
VINCI SA	102,260	6,244,388
Vivendi	127,496	4,807,396
TOTAL FRANCE		88,353,258
Germany - 13.9%
Adidas-Salomon AG	12,100	761,970
Allianz AG (Reg.)	49,800	8,759,967
Bayer AG	82,200	6,916,154
Bayerische Motoren Werke AG (BMW)	18,600	893,666
Commerzbank AG	132,300	3,930,338
Continental AG	15,200	1,564,518
Daimler AG (Reg.)	84,400	5,234,972
Deutsche Bank AG	37,400	3,228,544
Deutsche Boerse AG	17,000	1,921,681
E.ON AG	67,500	13,604,215
Infineon Technologies AG (a)	181,400	1,574,469
K&S AG	15,800	9,096,994
Linde AG	51,800	7,275,837
Common Stocks - continued
	Shares	Value
Germany - continued
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	43,800	$ 7,682,238
Q-Cells AG (a)(d)	44,900	4,548,415
RWE AG	67,000	8,459,136
SAP AG	70,300	3,679,314
Siemens AG (Reg.)	122,800	13,613,602
SolarWorld AG	34,500	1,641,767
Wacker Chemie AG	9,800	2,047,306
TOTAL GERMANY		106,435,103
Greece - 0.5%
Public Power Corp. of Greece	106,500	3,693,946
Hong Kong - 1.7%
Cheung Kong Holdings Ltd.	304,000	4,097,650
Esprit Holdings Ltd.	221,400	2,299,965
Hong Kong Exchanges & Clearing Ltd.	81,300	1,188,650
Li & Fung Ltd.	858,000	2,585,912
Swire Pacific Ltd. (A Shares)	269,000	2,751,323
TOTAL HONG KONG		12,923,500
India - 1.4%
Bharti Airtel Ltd. (a)	325,515	5,468,849
Satyam Computer Services Ltd.	551,000	5,606,903
TOTAL INDIA		11,075,752
Ireland - 0.4%
CRH PLC	101,488	2,958,452
Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	62,900	2,880,820
Italy - 2.6%
A2A SpA	507,600	1,853,712
ENI SpA	203,000	7,541,505
Fiat SpA	193,000	3,142,047
Finmeccanica SpA	98,300	2,568,913
Mediobanca SpA	109,700	1,859,076
Telecom Italia SpA	916,500	1,833,085
Tod's SpA	26,000	1,424,830
TOTAL ITALY		20,223,168
Japan - 10.2%
Asics Corp.	349,000	3,806,735
Canon, Inc.	11,800	607,530
Honda Motor Co. Ltd.	135,900	4,638,688
Common Stocks - continued
	Shares	Value
Japan - continued
Inpex Holdings, Inc.	107	$ 1,350,539
Miraca Holdings, Inc.	46,900	1,124,292
Mitsubishi Corp.	133,600	4,404,465
Mitsubishi Estate Co. Ltd.	101,000	2,311,779
Mitsubishi UFJ Financial Group, Inc.	1,624,400	14,358,249
Mitsui & Co. Ltd.	156,000	3,445,768
Mitsui Fudosan Co. Ltd.	108,000	2,309,236
Nomura Holdings, Inc.	167,900	2,486,794
ORIX Corp.	9,120	1,304,882
Seven & I Holdings Co. Ltd.	51,200	1,461,273
Shiseido Co. Ltd.	227,000	5,195,780
SMC Corp.	20,100	2,201,884
Sumitomo Mitsui Financial Group, Inc.	1,584	11,921,217
Sysmex Corp.	25,700	1,011,878
Takeda Pharmaceutical Co. Ltd.	54,300	2,761,927
Tokuyama Corp.	244,000	1,815,664
Tokyo Electron Ltd.	10,300	593,755
Toyota Motor Corp.	184,800	8,724,944
Tsutsumi Jewelry Co. Ltd.	40,600	810,738
TOTAL JAPAN		78,648,017
Luxembourg - 1.5%
ArcelorMittal SA (France)	79,400	7,803,007
SES SA (A Shares) FDR unit	146,172	3,651,945
TOTAL LUXEMBOURG		11,454,952
Netherlands - 1.9%
ERIKS Group NV (Certificaten Van Aandelen) unit	25,280	1,653,090
Fugro NV (Certificaten Van Aandelen) unit	21,647	1,843,275
Heineken NV (Bearer)	43,600	2,220,268
Koninklijke Ahold NV	202,900	2,719,991
Koninklijke KPN NV	369,200	6,312,134
TOTAL NETHERLANDS		14,748,758
Norway - 3.1%
DnB Nor ASA	526,800	6,692,151
Orkla ASA (A Shares)	160,200	2,052,596
Petroleum Geo-Services ASA	133,550	3,270,249
Pronova BioPharma ASA	513,900	1,752,179
Renewable Energy Corp. AS (a)	221,700	5,723,607
StatoilHydro ASA	120,400	4,491,831
TOTAL NORWAY		23,982,613
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	937,131	$ 2,955,981
South Africa - 0.6%
African Rainbow Minerals Ltd.	64,600	2,309,735
Impala Platinum Holdings Ltd.	59,200	2,335,887
TOTAL SOUTH AFRICA		4,645,622
Spain - 3.0%
Grupo Acciona SA	19,200	4,538,637
Repsol YPF SA	69,200	2,715,708
Telefonica SA	581,625	15,391,966
TOTAL SPAIN		22,646,311
Sweden - 1.9%
H&M Hennes & Mauritz AB (B Shares)	28,000	1,510,596
KappAhl Holding AB	138,000	937,935
Nordea Bank AB	599,500	8,214,590
Telefonaktiebolaget LM Ericsson (B Shares)	360,800	3,751,737
TOTAL SWEDEN		14,414,858
Switzerland - 8.7%
ABB Ltd. (Reg.)	263,088	7,447,660
Compagnie Financiere Richemont unit	16,150	896,345
Credit Suisse Group (Reg.)	83,305	3,792,165
Givaudan AG	1	892
Holcim Ltd. (Reg.)	10,679	863,289
Nestle SA (Reg.)	311,050	14,018,739
Novartis AG (Reg.)	48,549	2,672,020
Roche Holding AG (participation certificate)	43,018	7,734,203
Sonova Holding AG	61,728	5,094,910
Sulzer AG (Reg.)	26,186	3,308,629
Syngenta AG (Switzerland)	24,024	7,783,883
UBS AG (For. Reg.)	177,197	3,692,835
Zurich Financial Services AG (Reg.)	37,114	9,459,604
TOTAL SWITZERLAND		66,765,174
United Kingdom - 20.5%
Aegis Group PLC	63,300	135,139
Anglo American PLC (United Kingdom)	106,577	7,485,355
Autonomy Corp. PLC (a)	44,200	792,316
BAE Systems PLC	590,800	5,185,673
BG Group PLC	204,900	5,324,871
BHP Billiton PLC	489,300	18,764,799
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC	177,600	$ 6,126,151
Diageo PLC	165,700	3,035,841
easyJet PLC (a)	357,500	1,911,806
GlaxoSmithKline PLC	328,000	7,250,747
HBOS PLC	498,700	2,730,308
HBOS PLC rights 7/18/08 (a)	199,480	42,500
HSBC Holdings PLC (Hong Kong) (Reg.)	1,051,200	16,203,016
Imperial Tobacco Group PLC	144,200	5,356,868
Informa PLC	777,000	6,366,677
Land Securities Group PLC	94,500	2,306,097
Man Group PLC	165,200	2,040,784
Misys PLC	1,343,700	3,976,163
National Grid PLC	297,900	3,904,980
Prudential PLC	257,500	2,716,064
Reckitt Benckiser Group PLC	58,000	2,929,488
Rio Tinto PLC (Reg.)	74,329	8,951,286
Royal Dutch Shell PLC Class A (United Kingdom)	405,521	16,623,032
Standard Chartered PLC (United Kingdom)	171,700	4,862,485
Tesco PLC	960,100	7,022,517
Vodafone Group PLC	5,107,200	15,047,517
WPP Group PLC	76,400	730,056
TOTAL UNITED KINGDOM		157,822,536
United States of America - 1.4%
Becton, Dickinson & Co.	37,900	3,081,270
Covance, Inc. (a)	6,300	541,926
Pfizer, Inc.	30,400	531,088
Philip Morris International, Inc.	97,000	4,790,830
ResMed, Inc. (a)	30,200	1,079,348
Stryker Corp.	16,700	1,050,096
TOTAL UNITED STATES OF AMERICA		11,074,558
TOTAL COMMON STOCKS (Cost $847,222,529)		747,625,919
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 2.38% (b)	15,192,573	15,192,573
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	29,356,036	29,356,036
TOTAL MONEY MARKET FUNDS (Cost $44,548,609)		44,548,609
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.48%, dated 6/30/08 due 7/1/08:
(Collateralized by U.S. Treasury Obligations) #	$ 110,005	$ 110,000
(Collateralized by U.S. Treasury Obligations) #	2,884,119	2,884,000
TOTAL CASH EQUIVALENTS (Cost $2,994,000)		2,994,000
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $894,765,138)		795,168,528
NET OTHER ASSETS - (3.5)%		(27,027,800)
NET ASSETS - 100%		$ 768,140,728
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$110,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 23,403
Goldman, Sachs & Co.	10,553
ING Financial Markets LLC	39,822
Merrill Lynch Government Securities, Inc.	36,222
$ 110,000
Repurchase Agreement / Counterparty	Value
$2,884,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 613,578
Goldman, Sachs & Co.	276,677
ING Financial Markets LLC	1,044,064
Merrill Lynch Government Securities, Inc.	949,681
$ 2,884,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 291,288
Fidelity Securities Lending Cash Central Fund	881,331
Total	$ 1,172,619
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $895,154,641. Net unrealized depreciation aggregated $99,986,113, of which $18,627,316 related to appreciated investment securities and $118,613,429 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Materials
Central Fund

June 30, 2008

1.851903.101

MTCIP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CHEMICALS - 46.2%
Commodity Chemicals - 2.9%
Celanese Corp. Class A	168,900	$ 7,711,974
Diversified Chemicals - 12.0%
Dow Chemical Co.	114,700	4,004,177
E.I. du Pont de Nemours & Co.	426,649	18,298,976
FMC Corp.	92,280	7,146,163
PPG Industries, Inc.	35,300	2,025,161
		31,474,477
Fertilizers & Agricultural Chemicals - 19.0%
CF Industries Holdings, Inc.	29,400	4,492,320
Israel Chemicals Ltd.	63,000	1,469,586
K&S AG	2,200	1,266,670
Monsanto Co.	233,856	29,568,753
Terra Industries, Inc. (d)	37,400	1,845,690
The Mosaic Co. (a)	78,362	11,338,981
		49,982,000
Industrial Gases - 3.4%
Airgas, Inc.	64,600	3,771,994
Praxair, Inc.	55,300	5,211,472
		8,983,466
Specialty Chemicals - 8.9%
Albemarle Corp.	141,100	5,631,301
Ecolab, Inc.	104,800	4,505,352
H.B. Fuller Co.	74,100	1,662,804
Innospec, Inc.	57,780	1,087,420
Nalco Holding Co. (d)	148,882	3,148,854
OMNOVA Solutions, Inc. (a)	301,140	837,169
Rockwood Holdings, Inc. (a)	82,400	2,867,520
W.R. Grace & Co. (a)	162,000	3,805,380
		23,545,800
TOTAL CHEMICALS		121,697,717
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Polaris Minerals Corp. (a)	35,900	187,363
Polaris Minerals Corp. (a)(e)	103,600	540,690
		728,053
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - 7.7%
Metal & Glass Containers - 5.9%
Ball Corp.	85,100	$ 4,062,674
Crown Holdings, Inc. (a)	119,600	3,108,404
Greif, Inc. Class A	28,400	1,818,452
Owens-Illinois, Inc. (a)	116,300	4,848,547
Pactiv Corp. (a)	81,600	1,732,368
		15,570,445
Paper Packaging - 1.8%
Rock-Tenn Co. Class A	95,378	2,860,386
Temple-Inland, Inc. (d)	158,200	1,782,914
		4,643,300
TOTAL CONTAINERS & PACKAGING		20,213,745
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
National Oilwell Varco, Inc. (a)	15,900	1,410,648
MARINE - 0.7%
Marine - 0.7%
Safe Bulkers, Inc.	35,500	668,820
Ultrapetrol (Bahamas) Ltd. (a)	99,900	1,259,739
		1,928,559
METALS & MINING - 39.0%
Aluminum - 5.2%
Alcoa, Inc.	273,500	9,742,070
Century Aluminum Co. (a)(d)	60,300	4,009,347
		13,751,417
Diversified Metals & Mining - 9.7%
BHP Billiton PLC	50,500	1,936,690
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	185,963	21,793,004
Rio Tinto PLC sponsored ADR	3,700	1,831,500
		25,561,194
Gold - 8.1%
Agnico-Eagle Mines Ltd.	61,300	4,599,830
Goldcorp, Inc.	81,800	3,772,422
Lihir Gold Ltd. (a)	906,317	2,858,784
Newmont Mining Corp.	193,400	10,087,744
		21,318,780
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 1.1%
Impala Platinum Holdings Ltd.	37,827	$ 1,492,561
Pan American Silver Corp. (a)	43,100	1,490,398
		2,982,959
Steel - 14.9%
ArcelorMittal SA (NY Shares) Class A	28,800	2,853,216
Carpenter Technology Corp.	38,100	1,663,065
Cleveland-Cliffs, Inc.	44,400	5,292,036
Commercial Metals Co.	41,300	1,557,010
Nucor Corp.	149,000	11,125,830
Steel Dynamics, Inc.	126,300	4,934,541
United States Steel Corp. (d)	64,100	11,844,398
		39,270,096
TOTAL METALS & MINING		102,884,446
OIL, GAS & CONSUMABLE FUELS - 1.2%
Coal & Consumable Fuels - 1.2%
Peabody Energy Corp.	36,025	3,172,001
PAPER & FOREST PRODUCTS - 1.7%
Forest Products - 1.7%
Louisiana-Pacific Corp.	52,000	441,480
Weyerhaeuser Co.	81,600	4,173,024
		4,614,504
SPECIALTY RETAIL - 0.7%
Home Improvement Retail - 0.7%
Sherwin-Williams Co.	40,700	1,869,351
TOTAL COMMON STOCKS (Cost $202,291,298)		258,519,024
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	7,574,403	$ 7,574,403
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	10,359,675	10,359,675
TOTAL MONEY MARKET FUNDS (Cost $17,934,078)		17,934,078
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $220,225,376)		276,453,102
NET OTHER ASSETS - (4.8)%		(12,780,523)
NET ASSETS - 100%		$ 263,672,579
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $540,690 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 195,222
Fidelity Securities Lending Cash Central Fund	37,033
Total	$ 232,255
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $220,723,562. Net unrealized appreciation aggregated $55,729,540, of which $65,148,311 related to appreciated investment securities and $9,418,771 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Telecom Services
Central Fund

June 30, 2008

1.851904.101

TSCIP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.2%
Communications Equipment - 4.2%
Aruba Networks, Inc. (a)	2,600	$ 13,598
F5 Networks, Inc. (a)	400	11,368
Infinera Corp. (d)	33,600	296,352
Juniper Networks, Inc. (a)	24,300	538,974
Polycom, Inc. (a)	400	9,744
Sandvine Corp. (a)	2,700	3,735
Starent Networks Corp. (d)	534,100	6,718,978
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	12,600	131,040
		7,723,789
COMPUTERS & PERIPHERALS - 1.0%
Computer Hardware - 0.9%
Apple, Inc. (a)	10,300	1,724,632
Computer Storage & Peripherals - 0.1%
Isilon Systems, Inc. (a)(d)	31,300	138,972
NetApp, Inc. (a)	300	6,498
		145,470
TOTAL COMPUTERS & PERIPHERALS		1,870,102
DIVERSIFIED TELECOMMUNICATION SERVICES - 53.5%
Alternative Carriers - 13.6%
Cable & Wireless PLC	5,200	15,543
Cogent Communications Group, Inc. (a)	30,300	406,020
Global Crossing Ltd. (a)	698,200	12,525,708
Iliad Group SA	800	77,499
Level 3 Communications, Inc. (a)(d)	813,137	2,398,754
PAETEC Holding Corp. (a)	39,000	247,650
tw telecom, inc. (a)	565,200	9,060,156
		24,731,330
Integrated Telecommunication Services - 39.9%
AT&T, Inc.	978,992	32,982,240
Cbeyond, Inc. (a)	113,000	1,810,260
Cincinnati Bell, Inc. (a)	149,700	595,806
Consolidated Communications Holdings, Inc.	39,100	582,199
Deutsche Telekom AG (Reg.)	347,400	5,693,955
Embarq Corp.	18,400	869,768
FairPoint Communications, Inc.	6,204	44,731
NTELOS Holdings Corp.	19,451	493,472
PT Indosat Tbk	6,253,200	4,575,002
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
PT Telkomunikasi Indonesia Tbk Series B	194,000	$ 153,501
Qwest Communications International, Inc. (d)	3,362,100	13,213,053
Telefonica SA	600	15,878
Telefonica SA sponsored ADR	36,500	2,904,670
Telenor ASA	1,800	33,788
Telenor ASA sponsored ADR	1,100	61,820
Telkom SA Ltd.	15,800	285,486
Verizon Communications, Inc. (d)	242,600	8,588,040
Windstream Corp.	2,596	32,035
		72,935,704
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		97,667,034
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Google, Inc. Class A (sub. vtg.) (a)	100	52,642
SAVVIS, Inc. (a)(d)	61,700	796,547
		849,189
MEDIA - 10.4%
Broadcasting & Cable TV - 10.4%
Comcast Corp. Class A	169,000	3,205,930
Liberty Global, Inc. Class A (a)	200	6,286
The DIRECTV Group, Inc. (a)(d)	148,400	3,845,044
Time Warner Cable, Inc. (a)	159,100	4,212,968
Virgin Media, Inc. (d)	571,600	7,779,476
		19,049,704
SOFTWARE - 3.3%
Application Software - 0.6%
Nuance Communications, Inc. (a)	10,100	158,267
OnMobile Global Ltd.	4,109	48,929
Synchronoss Technologies, Inc. (a)(d)	94,205	850,671
		1,057,867
Home Entertainment Software - 2.7%
Gameloft (a)	918,600	4,326,114
Glu Mobile, Inc. (a)	116,600	563,178
		4,889,292
TOTAL SOFTWARE		5,947,159
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 24.4%
Wireless Telecommunication Services - 24.4%
America Movil SAB de CV Series L sponsored ADR	7,700	$ 406,175
American Tower Corp. Class A (a)(d)	181,400	7,664,150
Bharti Airtel Ltd. (a)	41,292	693,731
China Mobile (Hong Kong) Ltd. sponsored ADR	15,100	1,010,945
China Unicom Ltd. sponsored ADR	600	11,112
Clearwire Corp. (a)(d)	5,900	76,464
Crown Castle International Corp. (a)(d)	106,800	4,136,364
Idea Cellular Ltd. (a)	2,096,921	4,562,134
Leap Wireless International, Inc. (a)	27,400	1,182,858
MetroPCS Communications, Inc. (a)	30,800	545,468
Millicom International Cellular SA	46,800	4,843,800
MTN Group Ltd.	19,000	302,061
NII Holdings, Inc. (a)	26,600	1,263,234
NTT DoCoMo, Inc.	86	126,163
Orascom Telecom Holding SAE unit	300	19,200
SBA Communications Corp. Class A (a)	77,100	2,776,371
Sprint Nextel Corp.	438,439	4,165,171
Syniverse Holdings, Inc. (a)	21,700	351,540
Telephone & Data Systems, Inc.	10,600	501,062
Turkcell Iletisim Hizmet AS sponsored ADR	69,900	1,017,045
Virgin Mobile USA, Inc. Class A	900	2,475
Vodafone Group PLC sponsored ADR	305,500	9,000,030
		44,657,553
TOTAL COMMON STOCKS (Cost $178,929,800)		177,764,530
Money Market Funds - 24.1%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	4,281,655	$ 4,281,655
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	39,605,873	39,605,873
TOTAL MONEY MARKET FUNDS (Cost $43,887,528)		43,887,528
TOTAL INVESTMENT PORTFOLIO - 121.4% (Cost $222,817,328)		221,652,058
NET OTHER ASSETS - (21.4)%		(38,997,941)
NET ASSETS - 100%		$ 182,654,117
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,968
Fidelity Securities Lending Cash Central Fund	124,311
Total	$ 209,279
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $224,149,113. Net unrealized depreciation aggregated $2,497,055, of which $19,066,177 related to appreciated investment securities and $21,563,232 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Utilities
Central Fund

June 30, 2008

1.851905.101

UTCIP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	50,400	$ 495,936
Specialized Finance - 0.2%
Climate Exchange PLC (a)	11,600	439,280
TOTAL DIVERSIFIED FINANCIAL SERVICES		935,216
ELECTRIC UTILITIES - 56.2%
Electric Utilities - 56.2%
Allegheny Energy, Inc.	230,300	11,540,333
American Electric Power Co., Inc.	228,400	9,188,532
Edison International	196,100	10,075,618
Entergy Corp.	125,700	15,144,336
Exelon Corp.	320,300	28,814,188
FirstEnergy Corp.	186,000	15,313,380
FPL Group, Inc.	338,900	22,225,062
ITC Holdings Corp.	18,200	930,202
PPL Corp.	515,500	26,945,185
Sierra Pacific Resources	185,900	2,362,789
		142,539,625
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.6%
General Cable Corp. (a)(d)	17,000	1,034,450
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	14,600	546,916
		1,581,366
Heavy Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR	16,700	472,944
TOTAL ELECTRICAL EQUIPMENT		2,054,310
GAS UTILITIES - 4.7%
Gas Utilities - 4.7%
Energen Corp.	29,100	2,270,673
Equitable Resources, Inc.	50,100	3,459,906
Questar Corp.	87,600	6,223,104
		11,953,683
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 15.4%
Independent Power Producers & Energy Traders - 15.4%
AES Corp. (a)	322,800	6,200,988
Constellation Energy Group, Inc.	120,100	9,860,210
Common Stocks - continued
	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - CONTINUED
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. Class A (a)	70,700	$ 604,485
Mirant Corp. (a)	113,100	4,427,865
NRG Energy, Inc. (a)	293,200	12,578,280
Reliant Energy, Inc. (a)	254,800	5,419,596
		39,091,424
MULTI-UTILITIES - 19.3%
Multi-Utilities - 19.3%
Aquila, Inc. (a)	158,500	597,545
CenterPoint Energy, Inc.	184,300	2,958,015
Dominion Resources, Inc.	251,400	11,938,986
Integrys Energy Group, Inc.	32,500	1,651,975
MDU Resources Group, Inc.	104,600	3,646,356
PG&E Corp.	69,100	2,742,579
Public Service Enterprise Group, Inc.	301,600	13,852,488
Sempra Energy	205,800	11,617,410
		49,005,354
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
Cameco Corp.	37,400	1,607,024
TOTAL COMMON STOCKS (Cost $206,593,926)		247,186,636
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 2.38% (b)	5,956,486	5,956,486
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	680,400	680,400
TOTAL MONEY MARKET FUNDS (Cost $6,636,886)		6,636,886
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $213,230,812)		253,823,522
NET OTHER ASSETS - (0.1)%		(258,803)
NET ASSETS - 100%		$ 253,564,719
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 432,020
Fidelity Securities Lending Cash Central Fund	20,073
Total	$ 452,093
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $213,934,128. Net unrealized appreciation aggregated $39,889,394, of which $43,693,971 related to appreciated investment securities and $3,804,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under those procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2008